CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
SENIOR LOANS (b)(c)(d)
Automobiles & Components
Automotive Keys Group, LLC		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	11/6/2025			$672	$672	(e)(f)
Continental Acquisition Holdings, Inc.		1st Lien Revolver	4.50% (3M LIBOR + 3.50%)	1/20/2026			1	1	(e)(h)
Continental Acquisition Holdings, Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	1/20/2027			3,974	3,974	(e)(f)
Continental Acquisition Holdings, Inc.		1st Lien Delayed Draw Term Loan		1/20/2027			1,461	—	(e)(h)
Highline Aftermarket Acquisition, LLC		1st Lien Revolver	3.83% (1M LIBOR + 3.75%)	11/10/2025			1	—	(e)(h)
Highline Aftermarket Acquisition, LLC		2nd Lien Term Loan	8.75% (3M LIBOR + 8.00%)	11/9/2028			5,942	5,883	(e)(f)
Highline Aftermarket Acquisition, LLC		2nd Lien Delayed Draw Term Loan	8.75% (3M LIBOR + 8.00%)	11/9/2028			4,209	4,167	(e)
Mavis Tire Express Services Topco Corp.		1st Lien Revolver		5/4/2026			1	—	(e)(h)
Sun Acquirer Corp.		1st Lien Revolver		9/8/2027			1,059	(21)	(e)(h)
Sun Acquirer Corp.		1st Lien Term Loan	6.50% (3M LIBOR + 5.75%)	9/8/2028			6,615	6,549	(e)
Sun Acquirer Corp.		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.75%)	9/8/2028			4,869	640	(e)(h)
Truck Hero, Inc.		1st Lien Term Loan	4.00% (1M LIBOR + 3.25%)	1/31/2028			2,494	2,487
Wand Newco 3, Inc.		1st Lien Term Loan	3.08% (1M LIBOR + 3.00%)	2/5/2026			4,209	4,168	(i)
Wand Newco 3, Inc.		2nd Lien Term Loan	7.34% (1M LIBOR + 7.25%)	2/5/2027			3,000	3,000	(e)(f)
								31,520		1.92%
Banks
Invictus U.S., LLC (SK Invictus Intermediate II, S.A.R.L.)	Luxembourg	2nd Lien Term Loan	6.83% (1M LIBOR + 6.75%)	3/30/2026			690	688	(i)
								688		0.04%
Capital Goods
Alliance Laundry Systems LLC		1st Lien Term Loan	4.25% (3M LIBOR + 3.50%)	10/8/2027			2,945	2,948
Artera Services, LLC		1st Lien Term Loan	4.50% (3M LIBOR + 3.50%)	3/6/2025			4,347	4,323	(i)
Brookfield WEC Holdings Inc.		1st Lien Term Loan	3.25% (1M LIBOR + 2.75%)	8/1/2025			6,918	6,867
Clarios Global LP	Canada	1st Lien Term Loan	3.33% (1M LIBOR + 3.25%)	4/30/2026			951	946
Conair Holdings LLC		1st Lien Term Loan	4.25% (3M LIBOR + 3.75%)	5/17/2028			3,535	3,536

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
CP Atlas Buyer, Inc.		1st Lien Term Loan	4.25% (3M LIBOR + 3.75%)	11/23/2027				$7,443	$7,415	(i)
Creation Holdings Inc.		1st Lien Revolver	6.75% (3M LIBOR + 5.75%)	8/15/2024				545	454	(e)(h)
Creation Holdings Inc.		1st Lien Term Loan	6.75% (1M LIBOR + 5.75%)	8/15/2025				2,348	2,348	(e)(f)
Creation Holdings Inc.		1st Lien Delayed Draw Term Loan	6.75% (1M LIBOR + 5.75%)	8/15/2025				443	443	(e)
Crown Subsea Communications Holding, Inc.		1st Lien Term Loan	5.75% (1M LIBOR + 5.00%)	4/27/2027				1,212	1,219
Dynamic NC Aerospace Holdings, LLC		1st Lien Revolver		12/30/2025				1,296	(13)	(e)(h)
Dynamic NC Aerospace Holdings, LLC		1st Lien Term Loan	7.50% (3M LIBOR + 6.50%)	12/30/2026				3,293	3,260	(e)(f)
Eleda BidCo AB	Sweden	1st Lien Term Loan	6.50% (3M STIBOR + 6.50%)	6/30/2026			SEK	21,000	2,399	(e)(f)
Eleda BidCo AB	Sweden	1st Lien Delayed Draw Term Loan		6/30/2026			SEK	8,000	—	(e)(h)
Eleda BidCo AB	Sweden	1st Lien Delayed Draw Term Loan	6.50% (3M STIBOR + 6.50%)	6/30/2026			SEK	9,070	1,036	(e)(f)
EPS NASS Parent, Inc.		1st Lien Revolver	6.75% (1M LIBOR + 5.75%)	4/17/2026				158	17	(e)(h)
EPS NASS Parent, Inc.		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	4/19/2028				5,847	5,788	(e)(f)
EPS NASS Parent, Inc.		1st Lien Delayed Draw Term Loan		4/19/2028				585	(6)	(e)(h)
FCG Acquisitions, Inc.		1st Lien Term Loan	4.25% (3M LIBOR + 3.75%)	3/31/2028				1,676	1,672
FCG Acquisitions, Inc.		1st Lien Delayed Draw Term Loan	4.25% (3M LIBOR + 3.75%)	3/31/2028				320	306	(h)
Flow Control Solutions, Inc.		1st Lien Revolver		11/21/2024				373	—	(e)(h)
Flow Control Solutions, Inc.		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	11/21/2024				1,271	1,271	(e)(f)
Flow Control Solutions, Inc.		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.50%)	11/21/2024				1,595	1,121	(e)(h)
Kene Acquisition, Inc.		1st Lien Revolver		8/8/2024				676	—	(e)(h)
Kene Acquisition, Inc.		1st Lien Term Loan	5.25% (1M LIBOR + 4.25%)	8/10/2026				2,855	2,855	(e)(f)
Kene Acquisition, Inc.		1st Lien Delayed Draw Term Loan	5.25% (1M LIBOR + 4.25%)	8/10/2026				478	478	(e)
Kodiak BP, LLC		1st Lien Term Loan	4.00% (3M LIBOR + 3.25%)	3/12/2028				5,541	5,536	(i)
Madison IAQ LLC		1st Lien Term Loan	3.75% (6M LIBOR + 3.25%)	6/21/2028				2,969	2,964
Maverick Acquisition, Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	6/1/2027				5,361	5,307	(e)(f)
Maverick Acquisition, Inc.		1st Lien Delayed Draw Term Loan		6/1/2027				1,915	(19)	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Osmose Utilities Services, Inc.		2nd Lien Term Loan	7.25% (1M LIBOR + 6.75%)	6/25/2029				$8,237	$8,155	(e)
Osmosis Buyer, Ltd.	Great Britain	1st Lien Term Loan	4.50% (1M LIBOR + 4.00%)	7/31/2028				7,904	7,926
Osmosis Buyer, Ltd.		1st Lien Delayed Draw Term Loan		7/31/2028				988	991	(i)
Peraton Corp.		1st Lien Term Loan	4.50% (1M LIBOR + 3.75%)	2/1/2028				1,919	1,919
Radius Aerospace Europe Limited	Great Britain	1st Lien Revolver		3/29/2025			₤	186	(3)	(e)(h)
Radius Aerospace Europe Limited	Great Britain	1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	3/29/2025				1,598	1,582	(e)(f)
Radius Aerospace, Inc.		1st Lien Revolver		3/29/2025				429	(4)	(e)(h)
Radius Aerospace, Inc.		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	3/29/2025				2,416	2,392	(e)(f)
Sigma Electric Manufacturing Corporation		1st Lien Revolver		10/31/2022				1	—	(e)(h)
Sigma Electric Manufacturing Corporation		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	10/31/2023				434	434	(e)(f)
SRS Distribution Inc.		1st Lien Term Loan	4.25% (3M LIBOR + 3.75%)	6/2/2028				6,123	6,121
Star US Bidco LLC		1st Lien Term Loan	5.25% (1M LIBOR + 4.25%)	3/17/2027				3,585	3,591
Sunk Rock Foundry Partners LP		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	10/31/2023				202	202	(e)(f)
Tank Holding Corp.		1st Lien Term Loan	3.58% (1M LIBOR + 3.50%)	3/26/2026				3,397	3,380
Tank Holding Corp.		1st Lien Term Loan	5.75% (3M LIBOR + 5.00%)	3/26/2026				2,876	2,878	(i)
Titan Acquisition, Ltd.	Canada	1st Lien Term Loan	3.17% (3M LIBOR + 3.00%)	3/28/2025				6,018	5,904	(i)
TransDigm Group Incorporated		1st Lien Term Loan	2.33% (1M LIBOR + 2.25%)	8/22/2024				424	420
TransDigm Group Incorporated		1st Lien Term Loan	2.33% (1M LIBOR + 2.25%)	12/9/2025				2,977	2,940
Turbo Acquisitions 10 Bidco Limited	Great Britain	1st Lien Term Loan	7.25% (3M GBP LIBOR + 7.25%)	2/26/2027			₤	2,516	3,390	(e)(f)
Turbo Acquisitions 10 Bidco Limited	Great Britain	1st Lien Delayed Draw Term Loan	7.25% (3M GBP LIBOR + 7.25%)	2/26/2027			₤	2,827	3,809	(e)(f)
Turbo Acquisitions 10 Bidco Limited	Great Britain	1st Lien Delayed Draw Term Loan	7.25% (SONIA + 7.25%)	2/26/2027			₤	1,346	181	(e)(h)
VC GB Holdings I Corp		1st Lien Term Loan	4.00% (3M LIBOR + 3.50%)	7/21/2028				735	734
VC GB Holdings I Corp		2nd Lien Term Loan	7.25% (3M LIBOR + 6.75%)	7/23/2029				1,200	1,203
Welbilt, Inc.		1st Lien Term Loan	2.58% (1M LIBOR + 2.50%)	10/23/2025				3,902	3,889
Wilsonart LLC		1st Lien Term Loan	4.50% (3M LIBOR + 3.50%)	12/31/2026				6,448	6,450

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Zurn Industries, LLC		1st Lien Term Loan		10/4/2028				$3,000	$2,999	(i)
									135,954		8.30%
Commercial & Professional Services
Aero Operating LLC		1st Lien Term Loan	8.00% (1M LIBOR + 6.50%)	2/9/2026				2,874	2,874	(e)(f)
Aero Operating LLC		1st Lien Delayed Draw Term Loan	8.00% (1M LIBOR + 6.50%)	2/9/2026				825	825	(e)
AlixPartners, LLP		1st Lien Term Loan	3.25% (1M LIBOR + 2.75%)	2/4/2028				1,990	1,984
AMCP Clean Intermediate, LLC		1st Lien Revolver		10/1/2024				1	—	(e)(h)
AMCP Clean Intermediate, LLC		1st Lien Term Loan	7.00% (12M LIBOR + 6.00%)	10/1/2024				358	358	(e)
AMCP Clean Intermediate, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	10/1/2024				2,064	2,064	(e)(f)
AMCP Clean Intermediate, LLC		1st Lien Term Loan	7.00% (PRIME + 6.00%)	10/1/2024				699	699	(e)(f)
ASG Bidco Limited	Great Britain	1st Lien Delayed Draw Term Loan		4/27/2027			₤	553	—	(e)(h)
ASG Bidco Limited	Great Britain	1st Lien Delayed Draw Term Loan	7.00% (3M GBP LIBOR + 7.00%)	4/27/2027			₤	2,947	3,971	(e)(f)
Auxadi Midco S.L.U.	Spain	1st Lien Term Loan		7/17/2028				€1,273	—	(e)(h)
Auxadi Midco S.L.U.	Spain	1st Lien Term Loan	4.75% (3M EURIBOR + 4.75%)	7/17/2028				€836	969	(e)
Capstone Acquisition Holdings, Inc.		1st Lien Revolver	7.00% (PRIME + 3.75%)	11/12/2025				1,150	177	(e)(h)
Capstone Acquisition Holdings, Inc.		1st Lien Term Loan	5.75% (1M LIBOR + 4.75%)	11/12/2027				10,981	10,981	(e)(f)
Capstone Acquisition Holdings, Inc.		1st Lien Delayed Draw Term Loan		11/12/2027				1,681	—	(e)(h)
Capstone Acquisition Holdings, Inc.		2nd Lien Term Loan	9.75% (1M LIBOR + 8.75%)	11/13/2028				3,008	3,008	(e)(f)
Capstone Acquisition Holdings, Inc.		2nd Lien Delayed Draw Term Loan		11/13/2028				531	—	(e)(h)
CED France Holding	France	1st Lien Term Loan	6.00% (3M EURIBOR + 6.00%)	12/10/2025				€1,095	1,268	(e)(f)
Deerfield Dakota Holding, LLC		2nd Lien Term Loan	7.50% (1M LIBOR + 6.75%)	4/7/2028				2,050	2,111
Dun & Bradstreet Corporation		1st Lien Term Loan	3.34% (1M LIBOR + 3.25%)	2/6/2026				6,806	6,798
Elevation Services Parent Holdings, LLC		1st Lien Revolver	6.50% (1M LIBOR + 5.50%)	12/18/2026				386	167	(e)(h)
Elevation Services Parent Holdings, LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	12/18/2026				1,340	1,340	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.50%)	12/18/2026				1,702	1,702	(e)
GFL Environmental Inc.	Canada	1st Lien Term Loan	3.50% (3M LIBOR + 3.00%)	5/30/2025				2,578	2,582

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
HH-Stella, Inc.		1st Lien Revolver	6.50% (1M LIBOR + 5.50%)	4/22/2027				$444	$40	(e)(h)
HH-Stella, Inc.		1st Lien Term Loan	6.50% (1M LIBOR + 5.50%)	4/24/2028				6,170	6,108	(e)(f)
HH-Stella, Inc.		1st Lien Delayed Draw Term Loan	6.50% (1M LIBOR + 5.50%)	4/24/2028				1,979	203	(e)(h)
IRI Holdings, Inc.		1st Lien Term Loan	4.33% (1M LIBOR + 4.25%)	12/1/2025				1,639	1,639	(e)(f)
IRI Holdings, Inc.		2nd Lien Term Loan	8.08% (1M LIBOR + 8.00%)	11/30/2026				1,472	1,472	(e)(f)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	11/7/2026				6,114	6,114	(e)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	11/7/2026				1,769	1,769	(e)(f)
Kellermeyer Bergensons Services, LLC		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 1.00%)	11/7/2026				4,569	1,244	(e)(h)
Kellermeyer Bergensons Services, LLC		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 5.75%)	11/7/2026				389	389	(e)
Laboratories Bidco LLC		1st Lien Revolver		7/23/2027				1,562	—	(e)(h)
Laboratories Bidco LLC		1st Lien Term Loan	6.75% (3M CDOR + 5.75%)	7/23/2027			CAD	1,780	1,405	(e)(f)
Laboratories Bidco LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	7/23/2027				4,006	4,006	(e)
Laboratories Bidco LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	7/23/2027				5,841	5,841	(e)(f)
Laboratories Bidco LLC		1st Lien Delayed Draw Term Loan		7/23/2027				2,201	—	(e)(h)
Lavatio Midco Sarl	Luxembourg	1st Lien Delayed Draw Term Loan	7.50% (6M EURIBOR + 7.25%)	11/30/2026				€793	872	(e)(f)
Lavatio Midco Sarl	Luxembourg	1st Lien Delayed Draw Term Loan	7.50% (6M EURIBOR + 7.25%)	11/30/2026				€982	652	(e)(h)
Marmic Purchaser, LLC		1st Lien Revolver		3/5/2027				287	—	(e)(h)
Marmic Purchaser, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	3/5/2027				2,052	2,052	(e)(f)
Marmic Purchaser, LLC		1st Lien Delayed Draw Term Loan	7.00% (2M LIBOR + 6.00%)	3/5/2027				1,196	342	(e)(h)
MPLC Debtco Limited	Jersey	1st Lien Delayed Draw Term Loan	7.75% (6M GBP LIBOR + 7.25%)	1/7/2027			₤	1,052	1,417	(e)(f)
MPLC Debtco Limited	Jersey	1st Lien Delayed Draw Term Loan	8.75% (6M LIBOR + 7.25%)	1/7/2027				2,100	2,100	(e)(f)
North American Fire Holdings, LLC		1st Lien Revolver		5/19/2027				411	(8)	(e)(h)
North American Fire Holdings, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	5/19/2027				2,333	2,310	(e)(f)
North American Fire Holdings, LLC		1st Lien Delayed Draw Term Loan		5/19/2027				2,462	(25)	(e)(h)
North Haven Stack Buyer, LLC		1st Lien Revolver	6.50% (3M LIBOR + 5.50%)	7/16/2027				259	18	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
North Haven Stack Buyer, LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	7/16/2027				$1,336	$1,323	(e)
North Haven Stack Buyer, LLC		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.50%)	7/16/2027				1,016	29	(e)(h)
P27 BIDCO LIMITED	Great Britain	1st Lien Delayed Draw Term Loan	8.25% (6M GBP LIBOR + 7.50%)	7/31/2026			₤	2,031	2,139	(e)(h)
P27 BIDCO LIMITED	Great Britain	1st Lien Delayed Draw Term Loan	8.25% (6M LIBOR + 7.50%)	7/31/2026				610	555	(e)
Packers Holdings, LLC		1st Lien Term Loan	4.00% (3M LIBOR + 3.25%)	3/9/2028				5,213	5,186	(i)
Petroleum Service Group LLC		1st Lien Revolver		7/23/2025				2,106	—	(e)(h)
Petroleum Service Group LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	7/23/2025				5,353	5,353	(e)(f)
Petroleum Service Group LLC		1st Lien Delayed Draw Term Loan	6.25% (3M LIBOR + 5.25%)	7/23/2025				107	107	(e)
Registrar Intermediate, LLC		1st Lien Revolver		8/26/2027				764	(15)	(e)(h)
Registrar Intermediate, LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	8/26/2027				4,188	4,146	(e)
Registrar Intermediate, LLC		1st Lien Delayed Draw Term Loan		8/26/2027				2,327	(23)	(e)(h)
Rodeo AcquisitionCo LLC		1st Lien Revolver	7.00% (3M LIBOR + 6.00%)	7/26/2027				311	58	(e)(h)
Rodeo AcquisitionCo LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	7/26/2027				2,118	2,097	(e)
Rodeo AcquisitionCo LLC		1st Lien Delayed Draw Term Loan		7/26/2027				460	(5)	(e)(h)
RSK Group Limited	Great Britain	1st Lien Term Loan	5.25%	8/7/2028				€986	1,142	(e)(f)
RSK Group Limited	Great Britain	1st Lien Term Loan	5.25% (SONIA + 5.00%)	8/7/2028			₤	7,881	10,619	(e)(f)
RSK Group Limited	Great Britain	1st Lien Term Loan	7.17% (SONIA + 7.00%)	8/7/2028			₤	3,276	1,563	(e)(h)
SLR BD Limited	Great Britain	1st Lien Revolver		3/22/2028			₤	1,000	—	(e)(h)(i)
SLR BD Limited	Great Britain	1st Lien Term Loan		3/22/2028			₤	700	—	(e)(h)
SLR BD Limited	Great Britain	1st Lien Term Loan		9/22/2028			₤	1,232	—	(e)(h)
SLR BD Limited	Great Britain	1st Lien Term Loan	3.15% (6M LIBOR + 3.00%)	3/22/2028				479	479	(e)(f)
SLR BD Limited	Great Britain	1st Lien Term Loan	3.28% (SONIA + 3.00%)	3/22/2028			₤	780	1,051	(e)(f)
SLR BD Limited	Great Britain	1st Lien Term Loan	7.15% (6M LIBOR + 7.00%)	9/22/2028				753	753	(e)(f)
SLR BD Limited	Great Britain	1st Lien Term Loan	7.33% (SONIA + 7.00%)	9/22/2028			₤	1,226	1,652	(e)(f)
SSE Buyer, Inc.		1st Lien Revolver	3.00% (1M LIBOR + 2.00%)	6/30/2025				3	1	(e)(h)
SSE Buyer, Inc.		1st Lien Term Loan	10.22% (3M LIBOR + 9.22%)	6/30/2026				625	587	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
SSE Buyer, Inc.		1st Lien Delayed Draw Term Loan		6/30/2026				$189	$(11)	(e)(h)
Stealth Holding LLC		1st Lien Term Loan	7.75% (3M LIBOR + 6.75%)	3/2/2026				2,480	2,480	(e)(f)
Stealth Holding LLC		1st Lien Delayed Draw Term Loan	7.75% (3M LIBOR + 6.75%)	3/2/2026				989	297	(e)(h)
Survitec Group Holdco Limited	Great Britain	1st Lien Term Loan	7.50% (1M GBP LIBOR + 7.50%)	4/6/2027			₤	9,000	12,127	(e)(f)
Tempo Acquisition, LLC		1st Lien Term Loan		5/1/2024				174	174	(i)
Tempo Acquisition, LLC		1st Lien Term Loan	3.75% (1M LIBOR + 3.25%)	11/2/2026				1,313	1,315
Thermostat Purchaser III, Inc.		1st Lien Revolver		8/31/2026				100	(2)	(e)(h)
Thermostat Purchaser III, Inc.		2nd Lien Term Loan	8.00% (3M LIBOR + 7.25%)	8/31/2029				3,575	3,540	(e)
Thermostat Purchaser III, Inc.		2nd Lien Delayed Draw Term Loan		8/31/2029				612	(6)	(e)(h)
UCIT Online Security Inc.	Canada	1st Lien Term Loan	7.75% (3M LIBOR + 6.75%)	3/2/2026				1,653	1,653	(e)(f)
Visual Edge Technology, Inc.		1st Lien Term Loan	8.50% (3M LIBOR + 7.00%)	8/31/2022				161	154	(e)(f)
Visual Edge Technology, Inc.		1st Lien Delayed Draw Term Loan	8.50% (3M LIBOR + 7.00%)	8/31/2022				1,974	1,895	(e)(f)
VLS Recovery Services, LLC		1st Lien Revolver		10/17/2024				622	—	(e)(h)
VLS Recovery Services, LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	10/17/2024				3,912	3,912	(e)
VLS Recovery Services, LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	10/17/2024				976	976	(e)(f)
VLS Recovery Services, LLC		1st Lien Delayed Draw Term Loan		10/17/2024				1,385	—	(e)(h)
VLS Recovery Services, LLC		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.50%)	10/17/2024				1,157	1,157	(e)
VLS Recovery Services, LLC		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.50%)	10/17/2024				43	43	(e)(f)
									152,339		9.30%
Consumer Durables & Apparel
Centric Brands LLC		1st Lien Revolver	6.50% (3M LIBOR + 5.50%)	10/9/2024				269	192	(e)(h)
Centric Brands LLC		1st Lien Term Loan	11.00% (3M LIBOR + 10.00%)	10/9/2025				2,251	2,184	(e)
DRS Holdings III, Inc.		1st Lien Revolver		11/1/2025				173	—	(e)(h)
DRS Holdings III, Inc.		1st Lien Term Loan	7.25% (1M LIBOR + 6.25%)	11/1/2025				15,733	15,733	(e)(f)
MSG National Properties, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.25%)	11/12/2025				744	761	(e)
Rawlings Sporting Goods Company, Inc		1st Lien Revolver		12/31/2025				1	—	(e)(h)
Rawlings Sporting Goods Company, Inc		1st Lien Term Loan	7.50% (3M LIBOR + 6.50%)	12/31/2026				5,632	5,632	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
TGP Holdings III LLC		1st Lien Term Loan	4.25% (3M LIBOR + 3.50%)	6/29/2028				$533	$533
TGP Holdings III LLC		1st Lien Delayed Draw Term Loan		6/29/2028				70	—	(h)
									25,035		1.53%
Consumer Services
A.U.L. Corp.		1st Lien Revolver		6/5/2023				1	—	(e)(h)
A.U.L. Corp.		1st Lien Term Loan	5.50% (1M LIBOR + 4.50%)	6/5/2023				28	28	(e)(f)
Aimbridge Acquisition Co., Inc.		2nd Lien Term Loan	7.59% (1M LIBOR + 7.50%)	2/1/2027				4,788	4,501	(e)(f)
Alterra Mountain Company		1st Lien Term Loan	4.00% (1M LIBOR + 3.50%)	8/17/2028				2,893	2,882
American Residential Services L.L.C.		1st Lien Revolver		10/15/2025				1	—	(e)(h)
American Residential Services L.L.C.		2nd Lien Term Loan	9.50% (1M LIBOR + 8.50%)	10/16/2028				8,314	8,314	(e)
Anticimex International AB	Sweden	1st Lien Term Loan		7/21/2028				803	801	(i)
Aspris Bidco Limited	Great Britain	1st Lien Term Loan		8/23/2028			₤	1,406	—	(e)(h)
Aspris Bidco Limited	Great Britain	1st Lien Term Loan	6.25% (SONIA + 6.25%)	8/23/2028			₤	3,234	4,358	(e)(f)
Belron Finance 2019 LLC		1st Lien Term Loan		10/30/2026				1,288	1,279	(i)
Caesars Resort Collection, LLC		1st Lien Term Loan	3.58% (1M LIBOR + 3.50%)	7/21/2025				2,111	2,112
Canopy Bidco Limited	Great Britain	1st Lien Term Loan	7.75% (3M GBP LIBOR + 7.25%)	12/18/2024			₤	509	686	(e)(f)
Canopy Bidco Limited	Great Britain	1st Lien Delayed Draw Term Loan	7.75% (3M GBP LIBOR + 7.25%)	12/18/2024			₤	502	177	(e)(f)(h)
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	9.50% (3M CIBOR + 9.00%)	5/9/2025			DKK	611	86	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Delayed Draw Term Loan	9.50% (3M CIBOR + 9.00%)	5/9/2025			DKK	7,615	1,053	(e)(f)(h)
Concert Golf Partners Holdco LLC		1st Lien Revolver		8/20/2025				765	—	(e)(h)
Concert Golf Partners Holdco LLC		1st Lien Term Loan	5.25% (3M LIBOR + 4.25%)	8/20/2025				3,374	3,374	(e)(f)
Concert Golf Partners Holdco LLC		1st Lien Delayed Draw Term Loan	5.25% (3M LIBOR + 4.25%)	8/20/2025				269	269	(e)
Entain PLC	Isle of Man	1st Lien Term Loan		3/29/2027				4,988	4,978	(i)
Equinox Holdings Inc.		1st Lien Term Loan	4.00% (3M LIBOR + 3.00%)	3/8/2024				2,579	2,384
Equinox Holdings Inc.		2nd Lien Term Loan	8.00% (3M LIBOR + 7.00%)	9/6/2024				5,736	4,986
Essential Services Holding Corporation		1st Lien Revolver		11/17/2025				1,560	—	(e)(h)
Essential Services Holding Corporation		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	11/16/2026				9,742	9,742	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Essential Services Holding Corporation		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 5.75%)	11/16/2026				$22,168	$18,358	(e)(h)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan	5.75% (3M EURIBOR + 5.75%)	7/3/2026				€2,188	2,534	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan	6.00% (3M EURIBOR + 6.00%)	7/3/2026				€465	538	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	5.75% (3M EURIBOR + 5.75%)	7/3/2026				€313	362	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	6.25% (3M EURIBOR + 6.25%)	7/3/2026				€2,830	3,277	(e)(h)
Flutter Entertainment plc	Netherlands	1st Lien Term Loan	2.38% (3M LIBOR + 2.25%)	7/21/2026				4,990	4,971
FWR Holding Corporation		1st Lien Revolver		8/21/2023				1	—	(e)(h)
FWR Holding Corporation		1st Lien Term Loan	6.75% (1M LIBOR + 5.50%)	8/21/2023				340	340	(e)(f)(g)
FWR Holding Corporation		1st Lien Delayed Draw Term Loan		8/21/2023				4	—	(e)(h)
FWR Holding Corporation		1st Lien Delayed Draw Term Loan	6.50% (1M LIBOR + 5.50%)	8/21/2023				—	—	(e)(f)(g)
FWR Holding Corporation		1st Lien Delayed Draw Term Loan	6.50% (1M LIBOR + 5.50%)	8/21/2023				219	219	(e)(g)
Goldcup 16786 AB	Sweden	1st Lien Delayed Draw Term Loan	7.25% (6M STIBOR + 6.75%)	8/18/2025			SEK	10,000	1,142	(e)(f)
Horizon Bidco S.A.S.	France	1st Lien Term Loan		10/2/2028				€10,507	—	(e)(f)(h)
Horizon Bidco S.A.S.	France	1st Lien Term Loan		10/2/2028			₤	9,567	—	(e)(f)(h)
IRB Holding Corp.		1st Lien Term Loan	3.75% (6M LIBOR + 2.75%)	2/5/2025				1,525	1,522
IRB Holding Corp.		1st Lien Term Loan	4.25% (3M LIBOR + 3.25%)	12/15/2027				3,665	3,670
Jim N Nicks Management LLC		1st Lien Revolver	6.25% (3M LIBOR + 5.25%)	7/10/2023				1	1	(e)(h)
Jim N Nicks Management LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	7/10/2023				48	48	(e)(f)
Learning Care Group (US) No. 2 Inc.		1st Lien Term Loan	4.25% (1M LIBOR + 3.25%)	3/13/2025				216	213
Learning Care Group (US) No. 2 Inc.		1st Lien Term Loan	9.50% (3M LIBOR + 8.50%)	3/13/2025				988	988
LGDN Finco Limited	Great Britain	1st Lien Revolver		7/9/2027			₤	100	—	(e)(h)
LGDN Finco Limited	Great Britain	1st Lien Term Loan	7.28% (SONIA + 7.00%)	7/9/2027			₤	641	864	(e)
LGDN Finco Limited	Great Britain	1st Lien Term Loan	7.28% (SONIA + 7.00%)	9/6/2027			₤	1,282	345	(e)(h)
LGDN Finco Limited	Great Britain	1st Lien Delayed Draw Term Loan	7.17% (SONIA + 7.00%)	7/9/2027			₤	359	484	(e)(f)
MC Plato Bidco Limited	Great Britain	1st Lien Revolver		2/17/2028			₤	1,000	—	(e)(h)
MC Plato Bidco Limited	Great Britain	1st Lien Term Loan		8/17/2028			₤	1,552	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
MC Plato Bidco Limited	Great Britain	1st Lien Term Loan	6.33% (SONIA + 6.00%)	8/17/2028			₤	7,448	$10,036	(e)(f)
Mister Car Wash Holdings, Inc.		1st Lien Term Loan	3.08% (1M LIBOR + 3.00%)	5/14/2026				2,691	2,679
Movati Athletic (Group) Inc.	Canada	1st Lien Term Loan	7.50% (3M CDOR + 6.00%)	10/5/2024			CAD	248	176	(e)(f)(g)
Movati Athletic (Group) Inc.	Canada	1st Lien Delayed Draw Term Loan	8.00% (3M CDOR + 6.50%)	10/5/2024			CAD	180	128	(e)(g)
Portillo's Holdings, LLC		2nd Lien Term Loan	10.75% (1M LIBOR + 9.50%)	12/6/2024				2,466	2,466	(e)
Redwood Services, LLC		1st Lien Revolver		12/31/2025				158	—	(e)(h)
Redwood Services, LLC		1st Lien Term Loan	8.00% (3M LIBOR + 7.00%)	12/31/2025				795	795	(e)
Redwood Services, LLC		1st Lien Delayed Draw Term Loan	8.00% (3M LIBOR + 7.00%)	12/31/2025				1,068	128	(e)(h)
Safe Home Security, Inc.		1st Lien Term Loan	8.25% (1M LIBOR + 7.25%)	8/4/2024				1,300	1,300	(e)(f)
Safe Home Security, Inc.		1st Lien Delayed Draw Term Loan		8/4/2024				287	—	(e)(h)
Service Logic Acquisition, Inc.		1st Lien Revolver		10/30/2025				1,007	(6)	(e)(h)
Service Logic Acquisition, Inc.		1st Lien Term Loan	4.75% (1M LIBOR + 4.00%)	10/29/2027				5,397	5,408
Service Logic Acquisition, Inc.		1st Lien Delayed Draw Term Loan		10/29/2027				1,124	41	(h)
Spectra Finance, LLC		1st Lien Revolver	6.75% (1M LIBOR + 5.75%)	4/3/2023				1	—	(e)(h)
Spectra Finance, LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	4/2/2024				916	916	(e)(f)(g)
St. George's University Scholastic Services LLC		1st Lien Term Loan		7/17/2025				2,500	2,494	(i)
Sunshine Cadence HoldCo, LLC		1st Lien Term Loan	4.38% (3M LIBOR + 4.25%)	3/23/2027				1,068	961
Sunshine Cadence HoldCo, LLC		2nd Lien Term Loan	8.51% (3M LIBOR + 8.38%)	3/23/2028				383	330	(e)
Sunshine Sub, LLC		1st Lien Revolver		5/27/2024				144	—	(e)(h)
Sunshine Sub, LLC		1st Lien Term Loan	5.75% (1M LIBOR + 4.75%)	5/27/2024				694	694	(e)(f)
Sunshine Sub, LLC		1st Lien Delayed Draw Term Loan	5.75% (1M LIBOR + 4.75%)	5/27/2024				408	408	(e)
United PF Holdings, LLC		1st Lien Term Loan	4.13% (3M LIBOR + 4.00%)	12/30/2026				2,730	2,666
Whatabrands LLC		1st Lien Term Loan	3.75% (1M LIBOR + 3.25%)	8/3/2028				7,201	7,190
									130,696		7.98%
Diversified Financials
Alchemy Copyrights, LLC		1st Lien Term Loan	3.50% (1M LIBOR + 3.00%)	3/10/2028				919	919	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Alpha Luxco 2 Sarl	Luxembourg	1st Lien Delayed Draw Term Loan	6.25% (3M EURIBOR + 5.75%)	1/9/2025				€1,005	$1,164	(e)(f)(g)
BCC Blueprint Holdings I, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.25%)	9/15/2027				7,377	7,303	(e)
CabinCo Limited	Jersey	1st Lien Term Loan	7.75% (1M GBP LIBOR + 7.25%)	9/9/2025			₤	900	1,213	(e)(g)
CabinCo Limited	Jersey	1st Lien Delayed Draw Term Loan		9/9/2025			₤	113	—	(e)(g)(h)
CCP Lux Holdings S.a. r.l.	Luxembourg	1st Lien Term Loan	4.25% (3M EURIBOR + 4.25%)	1/10/2025				€2,000	2,319
Delta Topco, Inc.		1st Lien Term Loan	4.50% (3M LIBOR + 3.75%)	12/1/2027				1,468	1,469
Delta Topco, Inc.		2nd Lien Term Loan	8.00% (3M LIBOR + 7.25%)	12/1/2028				4,923	4,958
Eagle Bidco Limited	Great Britain	1st Lien Term Loan	4.80% (1M GBP LIBOR + 4.75%)	3/20/2028			₤	2,000	2,686
Edelman Financial Center, LLC		1st Lien Term Loan	4.25% (1M LIBOR + 3.50%)	4/7/2028				2,539	2,533
Financiere Labeyrie Fine Foods	France	1st Lien Term Loan		7/28/2026				€3,500	4,051	(i)
HCRX Investments Holdco, L.P.		1st Lien Term Loan		7/14/2028				5,066	5,047	(i)
KREF Holdings X LLC		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	9/1/2027				979	979	(e)
LBM Acquisition LLC		1st Lien Term Loan		12/17/2027				1,000	990	(i)
LBM Acquisition LLC		1st Lien Term Loan	4.50% (3M LIBOR + 3.75%)	12/17/2027				5,454	5,400	(i)
LBM Acquisition LLC		1st Lien Delayed Draw Term Loan		12/17/2027				500	495	(i)
Mercury Borrower, Inc.		1st Lien Revolver	3.63% (1M LIBOR + 3.50%)	7/31/2026				470	74	(e)(h)
Mercury Borrower, Inc.		1st Lien Term Loan	4.00% (3M LIBOR + 3.50%)	8/2/2028				969	965
Mercury Borrower, Inc.		2nd Lien Term Loan	7.00% (3M LIBOR + 6.50%)	8/2/2029				965	955
Monica Holdco (US), Inc.		1st Lien Revolver		1/8/2026				1,009	—	(e)(h)
Monica Holdco (US), Inc.		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	1/7/2028				8,200	8,200	(e)(f)
Mozart Debt Merger Sub, Inc.		1st Lien Term Loan		9/30/2028				5,199	(13)	(e)(h)(i)
NxtGenPay Intressenter BidCo AB	Sweden	1st Lien Term Loan	6.75% (3M STIBOR + 6.75%)	6/30/2025			SEK	5,500	628	(e)
NxtGenPay Intressenter BidCo AB	Sweden	1st Lien Delayed Draw Term Loan	6.75% (3M STIBOR + 6.75%)	6/30/2025			SEK	2,700	308	(e)
Parexel International Corporation		1st Lien Term Loan		8/11/2028				3,000	3,000	(i)
Parexel International Corporation		1st Lien Term Loan	2.83% (1M LIBOR + 2.75%)	9/27/2024				5,000	4,996

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Paysafe Group Holdings II Limited	Great Britain	1st Lien Term Loan	3.25% (3M LIBOR + 2.75%)	6/28/2028				$1,382	$1,365
Redstone HoldCo 2 LP		1st Lien Term Loan	5.50% (3M LIBOR + 4.75%)	4/27/2028				1,310	1,287
SaintMichelCo Limited	Jersey	1st Lien Term Loan	8.25% (3M GBP LIBOR + 7.75%)	9/9/2025			₤	1,500	2,021	(e)
SaintMichelCo Limited	Jersey	1st Lien Delayed Draw Term Loan	8.25% (3M GBP LIBOR + 7.75%)	9/9/2025			₤	2,406	3,242	(e)
Summer (BC) Bidco B LLC	Luxembourg	1st Lien Term Loan	5.25% (3M LIBOR + 4.50%)	12/4/2026				5,000	4,997	(i)
Symbol Bidco I Limited	Great Britain	1st Lien Delayed Draw Term Loan	6.75% (3M GBP LIBOR + 6.25%)	12/21/2026			₤	571	770	(e)(f)
Symbol Bidco I Limited	Great Britain	1st Lien Delayed Draw Term Loan	6.75% (3M GBP LIBOR + 6.25%)	12/21/2026			₤	429	199	(e)(h)
TA/WEG Holdings, LLC		1st Lien Revolver	6.75% (2M LIBOR + 5.75%)	10/4/2027				914	685	(e)(h)
TA/WEG Holdings, LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	10/4/2027				3,494	3,494	(e)(f)
TA/WEG Holdings, LLC		1st Lien Delayed Draw Term Loan		10/4/2027				1,714	—	(e)(h)
TA/WEG Holdings, LLC		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 5.75%)	10/4/2027				13,033	6,496	(e)(h)
The Ultimus Group Midco, LLC		1st Lien Revolver	4.63% (3M LIBOR + 4.50%)	2/1/2024				396	226	(e)(h)
The Ultimus Group Midco, LLC		1st Lien Term Loan	5.50% (3M LIBOR + 4.50%)	2/1/2026				3,141	3,141	(e)(f)
TK Elevator Midco GmbH	Germany	1st Lien Term Loan	4.00% (6M LIBOR + 3.50%)	7/30/2027				4,485	4,491	(i)
Toscafund Limited	Great Britain	1st Lien Delayed Draw Term Loan	7.75% (6M GBP LIBOR + 7.00%)	4/2/2025			₤	4,206	5,667	(e)(f)
True Potential LLP	Great Britain	1st Lien Delayed Draw Term Loan	7.00% (6M GBP LIBOR + 6.50%)	10/16/2026			₤	2,159	2,236	(e)(h)
True Potential LLP	Great Britain	1st Lien Delayed Draw Term Loan	7.14% (6M GBP LIBOR + 6.64%)	10/16/2026			₤	1,943	2,625	(e)
True Potential LLP	Great Britain	1st Lien Delayed Draw Term Loan	7.14% (6M GBP LIBOR + 6.64%)	10/16/2026			₤	8,113	10,958	(e)(f)
True Potential LLP	Great Britain	1st Lien Delayed Draw Term Loan	7.50% (6M GBP LIBOR + 7.00%)	10/16/2026			₤	2,159	2,967	(e)
UPC Financing Partnership		1st Lien Term Loan	3.08% (1M LIBOR + 3.00%)	1/31/2029				3,000	2,989
Zephyr Bidco Limited	Great Britain	1st Lien Term Loan	4.80% (1M GBP LIBOR + 4.75%)	7/23/2025			₤	3,000	4,020
									124,515		7.60%
Energy
Birch Permian, LLC		2nd Lien Term Loan	9.50% (3M LIBOR + 8.00%)	4/12/2023				6,981	6,981	(e)
Cheyenne Petroleum Company Limited Partnership		2nd Lien Term Loan	10.00% (3M LIBOR + 9.00%)	1/10/2024				7,244	7,244	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Gulf Finance, LLC		1st Lien Term Loan	6.25% (1M LIBOR + 5.25%)	8/25/2023			$1,120	$1,074
Penn Virginia Holdings, LLC		2nd Lien Term Loan	10.50% (3M LIBOR + 7.25%)	9/29/2024			360	367	(e)
								15,666		0.96%
Food & Staples Retailing
DecoPac, Inc.		1st Lien Revolver	7.00% (1M LIBOR + 6.00%)	5/14/2026			2,382	281	(e)(h)
DecoPac, Inc.		1st Lien Term Loan	9.00% (3M LIBOR + 8.00%)	5/15/2028			21,948	21,729	(e)(f)
SFE Intermediate HoldCo LLC		1st Lien Revolver		7/31/2023			2	—	(e)(h)
SFE Intermediate HoldCo LLC		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	7/31/2024			2,113	2,112	(e)(f)
								24,122		1.47%
Food & Beverage
Berner Food & Beverage, LLC		1st Lien Revolver	7.50% (1M LIBOR + 6.50%)	7/30/2026			262	48	(e)(h)
Berner Food & Beverage, LLC		1st Lien Term Loan	7.50% (1M LIBOR + 6.50%)	7/30/2027			2,640	2,613	(e)
CHG PPC Parent LLC		2nd Lien Term Loan	7.08% (1M LIBOR + 7.00%)	3/30/2026			3,000	3,000	(e)(f)
Chobani, LLC		1st Lien Term Loan	4.50% (1M LIBOR + 3.50%)	10/25/2027			2,506	2,509
Hometown Food Company		1st Lien Revolver	6.25% (1M LIBOR + 5.00%)	8/31/2023			1	—	(e)(h)
Hometown Food Company		1st Lien Term Loan	6.25% (1M LIBOR + 5.00%)	8/31/2023			1,199	1,199	(e)(f)
Quirch Foods Holdings, LLC		1st Lien Term Loan	5.75% (1M LIBOR + 4.75%)	10/27/2027			3,108	3,118
Triton Water Holdings, Inc.		1st Lien Term Loan	4.00% (3M LIBOR + 3.50%)	3/31/2028			7,017	7,004
Watermill Express, LLC		1st Lien Revolver		4/20/2027			275	(6)	(e)(h)
Watermill Express, LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	4/20/2027			2,290	2,267	(e)(f)
Watermill Express, LLC		1st Lien Delayed Draw Term Loan		4/20/2027			219	(2)	(e)(h)
Winebow Holdings, Inc.		1st Lien Term Loan	7.25% (1M LIBOR + 6.25%)	7/1/2025			3,448	3,414	(e)(f)
Woof Holdings, Inc.		1st Lien Term Loan	4.50% (3M LIBOR + 3.75%)	12/21/2027			2,985	2,987
								28,151		1.72%
Healthcare Equipment & Services
Air Methods Corporation		1st Lien Term Loan	4.50% (3M LIBOR + 3.50%)	4/22/2024			1,984	1,966
Athenahealth, Inc.		1st Lien Revolver		2/12/2024			232	—	(e)(h)
Auris Luxembourg III S.a r.l.	Luxembourg	1st Lien Term Loan	3.83% (1M LIBOR + 3.75%)	2/27/2026			2,494	2,470
Auris Luxembourg III S.a r.l.	Luxembourg	1st Lien Term Loan	4.00% (6M EURIBOR + 4.00%)	2/27/2026			€4,000	4,620

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Aveanna Healthcare LLC		1st Lien Term Loan	4.25% (3M LIBOR + 3.75%)	7/17/2028				$958	$957
Aveanna Healthcare LLC		1st Lien Delayed Draw Term Loan		7/17/2028				223	223	(i)
Bearcat Buyer, Inc.		1st Lien Revolver		7/9/2024				580	—	(e)(h)
Bearcat Buyer, Inc.		1st Lien Term Loan	5.25% (3M LIBOR + 4.25%)	7/9/2026				5,468	5,468	(e)(f)
Bearcat Buyer, Inc.		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	7/9/2026				1	1	(e)
Bearcat Buyer, Inc.		1st Lien Delayed Draw Term Loan	5.25% (3M LIBOR + 4.25%)	7/9/2026				970	970	(e)
Bearcat Buyer, Inc.		1st Lien Delayed Draw Term Loan	5.75% (3M LIBOR + 4.75%)	7/9/2026				1	1	(e)(h)
Bearcat Buyer, Inc.		2nd Lien Term Loan	9.25% (3M LIBOR + 8.25%)	7/9/2027				617	617	(e)
Bearcat Buyer, Inc.		2nd Lien Term Loan	9.25% (3M LIBOR + 8.25%)	7/9/2027				2,249	2,249	(e)(f)
Bearcat Buyer, Inc.		2nd Lien Delayed Draw Term Loan		7/9/2027				726	—	(e)(h)
Bearcat Buyer, Inc.		2nd Lien Delayed Draw Term Loan	9.25% (3M LIBOR + 8.25%)	7/9/2027				580	184	(e)(h)
CEP V I 5 UK Limited	Great Britain	1st Lien Delayed Draw Term Loan		2/18/2027				6,346	(190)	(e)(h)
CEP V I 5 UK Limited	Great Britain	1st Lien Delayed Draw Term Loan	7.12% (3M LIBOR + 7.00%)	2/18/2027				26,654	25,854	(e)(f)
Change Healthcare Holdings LLC		1st Lien Term Loan	3.50% (3M LIBOR + 2.50%)	3/1/2024				7,730	7,721
Comprehensive EyeCare Partners, LLC		1st Lien Revolver	7.00% (3M LIBOR + 5.75%)	2/14/2024				1	—	(e)(h)
Comprehensive EyeCare Partners, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 5.75%)	2/14/2024				558	558	(e)(f)
Comprehensive EyeCare Partners, LLC		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 5.75%)	2/14/2024				687	594	(e)(h)
Convey Health Solutions, Inc.		1st Lien Term Loan	5.50% (3M LIBOR + 4.75%)	9/4/2026				2,698	2,698	(e)(f)
CVP Holdco, Inc.		1st Lien Revolver		10/31/2024				326	—	(e)(h)
CVP Holdco, Inc.		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	10/31/2025				3,433	3,433	(e)(f)
CVP Holdco, Inc.		1st Lien Delayed Draw Term Loan	6.25% (1M LIBOR + 5.25%)	10/31/2025				7,744	501	(e)(h)
CVP Holdco, Inc.		1st Lien Delayed Draw Term Loan	6.25% (3M LIBOR + 5.25%)	10/31/2025				2,645	2,623	(e)(h)
Ensemble RCM LLC		1st Lien Term Loan	3.88% (3M LIBOR + 3.75%)	8/3/2026				2,207	2,211
ExamWorks Group, Inc.		1st Lien Term Loan	4.25% (1M LIBOR + 3.25%)	7/27/2023				4,987	4,986
Floss Bidco Limited	Great Britain	1st Lien Term Loan	7.75% (3M GBP LIBOR + 7.25%)	9/7/2026			₤	840	1,132	(e)(f)(g)
Floss Bidco Limited	Great Britain	1st Lien Delayed Draw Term Loan	7.75% (3M GBP LIBOR + 7.25%)	9/7/2026			₤	1,209	549	(e)(g)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Gentiva Health Services, Inc.		1st Lien Term Loan	2.88% (1M LIBOR + 2.75%)	7/2/2025				$6,180	$6,177
Global Medical Response Inc		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	10/2/2025				7,012	7,033
Hanger, Inc.		1st Lien Term Loan	3.58% (1M LIBOR + 3.50%)	3/6/2025				2,954	2,948
JDC Healthcare Management, LLC		1st Lien Term Loan	9.00% (1M LIBOR + 8.00%)	4/10/2023				116	87	(e)(g)(j)
Kedleston Schools Limited	Great Britain	1st Lien Delayed Draw Term Loan	9.00% (3M GBP LIBOR + 8.00%)	5/31/2024			₤	1,000	1,347	(e)(f)
Kindred Healthcare, LLC		1st Lien Term Loan	4.63% (1M LIBOR + 4.50%)	7/2/2025				4,987	4,987
MED ParentCo, LP		1st Lien Term Loan	4.33% (1M LIBOR + 4.25%)	8/31/2026				11,625	11,591
Medline Industries, Inc.		1st Lien Term Loan		7/28/2022				3,636	3,636	(e)(i)
Medline Industries, Inc.		1st Lien Term Loan		7/29/2022				3,203	3,203	(e)(i)
NueHealth Performance, LLC		1st Lien Revolver	8.25% (1M LIBOR + 7.25%)	9/27/2023				1	1	(e)
NueHealth Performance, LLC		1st Lien Term Loan	8.25% (1M LIBOR + 7.25%)	9/27/2023				2,150	2,150	(e)(f)
NueHealth Performance, LLC		1st Lien Delayed Draw Term Loan	8.25% (1M LIBOR + 7.25%)	9/27/2023				286	286	(e)(f)
NueHealth Performance, LLC		1st Lien Delayed Draw Term Loan	8.25% (1M LIBOR + 7.25%)	9/27/2023				605	496	(e)(h)
Olympia Acquisition, Inc.		1st Lien Revolver	8.50% (3M LIBOR + 7.50%)	9/24/2024				650	529	(e)(h)
Olympia Acquisition, Inc.		1st Lien Term Loan	8.50% (1M LIBOR + 5.50%)	9/24/2026				2,496	2,196	(e)(f)(g)
Olympia Acquisition, Inc.		1st Lien Term Loan	8.50% (1M LIBOR + 7.50%)	9/24/2026				28	25	(e)(f)
OMH-HealthEdge Holdings, LLC		1st Lien Revolver		10/24/2024				1	—	(e)(h)
OMH-HealthEdge Holdings, LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	10/24/2025				2,240	2,240	(e)(f)
Option Care Health Inc		1st Lien Term Loan	3.83% (1M LIBOR + 3.75%)	8/6/2026				7,472	7,468
Ortho-Clinical Diagnostics, Inc.		1st Lien Term Loan	3.08% (1M LIBOR + 3.00%)	6/30/2025				2,097	2,095
PetVet Care Centers, LLC		1st Lien Term Loan	4.25% (1M LIBOR + 3.50%)	2/14/2025				2,945	2,944
Pluto Acquisition I, Inc.		1st Lien Term Loan		6/22/2026				2,464	2,460	(i)
Premise Health Holding Corp.		1st Lien Revolver	3.37% (3M LIBOR + 3.25%)	7/10/2023				1	—	(e)(h)
Premise Health Holding Corp.		1st Lien Term Loan	3.63% (3M LIBOR + 3.50%)	7/10/2025				11	11	(e)(f)
Premise Health Holding Corp.		2nd Lien Term Loan	7.63% (3M LIBOR + 7.50%)	7/10/2026				2,000	2,000	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Radnet Management, Inc.		1st Lien Term Loan		4/23/2028			$2,494	$2,489	(i)
RegionalCare Hospital Partners Holdings, Inc.		1st Lien Term Loan	3.83% (1M LIBOR + 3.75%)	11/16/2025			2,480	2,475
SiroMed Physician Services, Inc.		1st Lien Revolver		3/26/2024			1	—	(e)(h)
SiroMed Physician Services, Inc.		1st Lien Term Loan	5.75% (1M LIBOR + 4.75%)	3/26/2024			729	605	(e)(f)
Sotera Health Holdings, LLC		1st Lien Term Loan	3.25% (1M LIBOR + 2.75%)	12/11/2026			7,459	7,434
Symplr Software Inc.		1st Lien Revolver		12/22/2025			1	—	(e)(h)
Symplr Software Inc.		1st Lien Term Loan	5.25% (6M LIBOR + 4.50%)	12/22/2027			1	1	(e)
Symplr Software Inc.		2nd Lien Term Loan	8.63% (3M LIBOR + 7.88%)	12/22/2028			10,160	10,160	(e)
Teligent, Inc.		1st Lien Revolver	7.00% (3M LIBOR + 5.50%)	6/13/2024			1	1	(e)(h)(j)
Teligent, Inc.		2nd Lien Term Loan	14.50% (3M LIBOR + 13.00%)	12/29/2022			1,160	491	(e)(j)
Teligent, Inc.		2nd Lien Delayed Draw Term Loan	14.50% (3M LIBOR + 13.00%)	12/29/2022			696	294	(e)(j)
Teligent, Inc.		2nd Lien Delayed Draw Term Loan	14.63% (3M LIBOR + 14.50%)	12/29/2022			65	(16)	(e)(h)(j)
Therapy Brands Holdings LLC		2nd Lien Term Loan	7.50% (3M LIBOR + 6.75%)	5/18/2029			3,050	3,019	(e)(f)
Therapy Brands Holdings LLC		2nd Lien Delayed Draw Term Loan		5/18/2029			1,284	(13)	(e)(h)
United Digestive MSO Parent, LLC		1st Lien Revolver		12/14/2023			511	—	(e)(h)
United Digestive MSO Parent, LLC		1st Lien Term Loan	5.00% (3M LIBOR + 4.00%)	12/16/2024			1,426	1,426	(e)(f)
United Digestive MSO Parent, LLC		1st Lien Delayed Draw Term Loan	5.00% (3M LIBOR + 4.00%)	12/16/2024			1,022	794	(e)(h)
Veterinary Practice Partners, LLC		1st Lien Revolver		1/20/2027			193	—	(e)(h)
Veterinary Practice Partners, LLC		1st Lien Term Loan	6.50% (1M LIBOR + 5.50%)	1/20/2027			3,648	3,648	(e)(f)
Veterinary Practice Partners, LLC		1st Lien Delayed Draw Term Loan	6.50% (1M LIBOR + 5.50%)	1/20/2027			2,265	1,787	(e)(h)
Waystar Technologies, Inc.		1st Lien Term Loan	4.08% (1M LIBOR + 4.00%)	10/22/2026			659	659
WSHP FC Acquisition LLC		1st Lien Revolver	7.25% (3M LIBOR + 6.25%)	3/28/2024			89	41	(e)(h)
WSHP FC Acquisition LLC		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	3/28/2024			2,801	2,801	(e)(f)
WSHP FC Acquisition LLC		1st Lien Delayed Draw Term Loan	7.25% (3M LIBOR + 6.25%)	3/28/2024			1,439	1,273	(e)(h)
WSHP FC Acquisition LLC		1st Lien Delayed Draw Term Loan	7.25% (3M LIBOR + 6.25%)	3/28/2024			167	167	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
									$177,842		10.86%
Household & Personal Products
Foundation Consumer Brands, LLC		1st Lien Revolver		10/1/2026				389	—	(e)(h)
Foundation Consumer Brands, LLC		1st Lien Term Loan	7.38% (3M LIBOR + 6.38%)	10/1/2026				4,986	4,986	(e)(f)
Premier Specialties, Inc.		1st Lien Revolver		8/20/2027				385	(8)	(e)(h)
Premier Specialties, Inc.		1st Lien Term Loan	6.75% (1M LIBOR + 5.75%)	8/20/2027				3,050	3,020	(e)
Premier Specialties, Inc.		1st Lien Delayed Draw Term Loan		8/20/2027				829	(8)	(e)(h)
									7,990		0.49%
Insurance
Acrisure, LLC		1st Lien Term Loan	3.63% (3M LIBOR + 3.50%)	2/15/2027				3,737	3,699
Alliant Holdings Intermediate, LLC		1st Lien Term Loan	4.25% (1M LIBOR + 3.75%)	11/5/2027				2,228	2,229	(i)
Amynta Agency Borrower Inc.		1st Lien Term Loan	4.58% (1M LIBOR + 4.50%)	2/28/2025				2,910	2,910	(e)(f)
AQ Sunshine, Inc.		1st Lien Revolver	7.00% (3M LIBOR + 6.00%)	4/15/2024				213	57	(e)(h)
AQ Sunshine, Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	4/15/2025				655	655	(e)
AQ Sunshine, Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	4/15/2025				1,506	1,506	(e)(f)
AQ Sunshine, Inc.		1st Lien Term Loan	7.00% (6M LIBOR + 6.00%)	4/15/2025				3,581	3,581	(e)(f)
AQ Sunshine, Inc.		1st Lien Delayed Draw Term Loan		4/15/2025				1,085	—	(e)(h)
Ardonagh Midco 3 PLC	Great Britain	1st Lien Term Loan	8.21% (6M GBP LIBOR + 7.46%)	7/14/2026			₤	1,491	2,009	(e)(f)
Ardonagh Midco 3 PLC	Great Britain	1st Lien Term Loan	8.46% (6M EURIBOR + 7.46%)	7/14/2026				€190	220	(e)(f)
Ardonagh Midco 3 PLC	Great Britain	1st Lien Delayed Draw Term Loan		7/14/2026			₤	1	—	(e)(h)
Ardonagh Midco 3 PLC	Great Britain	1st Lien Delayed Draw Term Loan		7/14/2026				16,452	—	(e)(h)
Ardonagh Midco 3 PLC	Great Britain	1st Lien Delayed Draw Term Loan	8.28% (6M GBP LIBOR + 5.26%)	7/14/2026			₤	312	420	(e)
AssuredPartners, Inc.		1st Lien Term Loan	4.00% (1M LIBOR + 3.50%)	2/12/2027				1,400	1,398
Benefytt Technologies, Inc.		1st Lien Term Loan	6.75% (3M LIBOR + 6.00%)	8/12/2027				3,645	3,608	(e)
Benefytt Technologies, Inc.		1st Lien Delayed Draw Term Loan		8/12/2027				911	(9)	(e)(h)
Blackwood Bidco Limited	Great Britain	1st Lien Term Loan	9.05% (6M LIBOR + 5.55%)	10/8/2026				3,321	3,321	(e)(f)
Blackwood Bidco Limited	Great Britain	1st Lien Delayed Draw Term Loan	7.80% (6M GBP LIBOR + 7.30%)	10/8/2026			₤	464	625	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Blackwood Bidco Limited	Great Britain	1st Lien Delayed Draw Term Loan	8.05% (6M GBP LIBOR + 7.55%)	10/8/2026			₤	2,319	$2,311	(e)(f)(h)
Blackwood Bidco Limited	Great Britain	1st Lien Delayed Draw Term Loan	8.13% (3M GBP LIBOR + 7.80%)	10/8/2026			₤	2,659	3,582	(e)(f)
Foundation Risk Partners, Corp.		1st Lien Revolver		11/10/2023				3	—	(e)(h)
Foundation Risk Partners, Corp.		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	11/10/2023				1,231	1,231	(e)(f)
Foundation Risk Partners, Corp.		1st Lien Delayed Draw Term Loan	5.75% (3M LIBOR + 4.75%)	11/10/2023				6,364	5,834	(e)(h)
Foundation Risk Partners, Corp.		1st Lien Delayed Draw Term Loan	5.75% (3M LIBOR + 4.75%)	11/10/2023				138	138	(e)(f)
Foundation Risk Partners, Corp.		2nd Lien Term Loan	9.50% (3M LIBOR + 8.50%)	11/10/2024				487	487	(e)
Foundation Risk Partners, Corp.		2nd Lien Delayed Draw Term Loan		11/11/2024				766	—	(e)(h)
Foundation Risk Partners, Corp.		2nd Lien Delayed Draw Term Loan	9.50% (3M LIBOR + 8.50%)	11/10/2024				2,021	2,021	(e)
Galway Borrower LLC		1st Lien Revolver		9/30/2027				969	(10)	(e)(h)(i)
Galway Borrower LLC		1st Lien Term Loan		9/29/2028				9,943	9,744	(e)(i)
Galway Borrower LLC		1st Lien Delayed Draw Term Loan		9/29/2028				2,286	(46)	(e)(h)(i)
Hammersmith Bidco Limited	Great Britain	1st Lien Delayed Draw Term Loan	7.94% (1M GBP LIBOR + 7.44%)	9/2/2026			₤	6,924	7,723	(e)(h)
Hammersmith Bidco Limited	Great Britain	1st Lien Delayed Draw Term Loan	7.94% (1M GBP LIBOR + 7.44%)	9/2/2026			₤	4,112	5,541	(e)(f)
High Street Buyer, Inc.		1st Lien Revolver		4/16/2027				688	(14)	(e)(h)
High Street Buyer, Inc.		1st Lien Term Loan	6.75% (3M LIBOR + 6.00%)	4/14/2028				4,795	4,747	(e)(f)
High Street Buyer, Inc.		1st Lien Delayed Draw Term Loan		4/14/2028				8,819	(88)	(e)(h)
High Street Buyer, Inc.		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 6.00%)	4/14/2028				9,101	7,403	(e)(h)
Jewel Bidco Limited	Great Britain	1st Lien Revolver	3.62% (SONIA + 3.50%)	1/24/2028			₤	1,000	741	(e)(f)(h)
Jewel Bidco Limited	Great Britain	1st Lien Term Loan		7/24/2028			₤	3,797	—	(e)(h)
Jewel Bidco Limited	Great Britain	1st Lien Term Loan	6.67% (SONIA + 6.50%)	7/24/2028			₤	6,203	8,357	(e)(f)
OneDigital Borrower LLC		1st Lien Term Loan	5.25% (3M LIBOR + 4.50%)	11/16/2027				1,431	1,436
OneDigital Borrower LLC		1st Lien Delayed Draw Term Loan		11/16/2027				46	—	(h)
Optio Group Limited	Great Britain	1st Lien Delayed Draw Term Loan	7.75% (6M GBP LIBOR + 7.00%)	3/16/2026			₤	598	377	(e)(h)
Optio Group Limited	Great Britain	1st Lien Delayed Draw Term Loan	7.75% (6M GBP LIBOR + 7.00%)	3/30/2026			₤	500	674	(e)(f)
People Corporation	Canada	1st Lien Revolver	7.25% (3M CDOR + 6.25%)	2/18/2027			CAD	898	130	(e)(h)
People Corporation	Canada	1st Lien Term Loan	7.25% (3M CDOR + 6.25%)	2/18/2028			CAD	7,184	5,672	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
People Corporation	Canada	1st Lien Delayed Draw Term Loan		2/18/2028			CAD	4,116	$—	(e)(h)
People Corporation	Canada	1st Lien Delayed Draw Term Loan	7.25% (3M CDOR + 6.25%)	2/18/2028			CAD	2,344	1,523	(e)(h)
Right Choice Holdings Limited	Great Britain	1st Lien Term Loan	7.75% (6M GBP LIBOR + 7.00%)	6/6/2024			₤	1,000	1,347	(e)(f)
Right Choice Holdings Limited	Great Britain	1st Lien Delayed Draw Term Loan	7.75% (6M GBP LIBOR + 7.00%)	6/6/2024			₤	667	898	(e)(f)
RSC Acquisition, Inc.		1st Lien Revolver		10/30/2026				1	—	(e)(h)
RSC Acquisition, Inc.		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	10/30/2026				3,186	3,186	(e)(f)
Ryan Specialty Group, LLC		1st Lien Term Loan	3.75% (1M LIBOR + 3.00%)	9/1/2027				990	989
SCM Insurance Services Inc.	Canada	1st Lien Revolver		8/29/2022			CAD	1	—	(e)(h)
SCM Insurance Services Inc.	Canada	1st Lien Term Loan	6.00% (1M CDOR + 5.00%)	8/29/2024			CAD	120	95	(e)(f)
SCM Insurance Services Inc.	Canada	2nd Lien Term Loan	10.00% (1M CDOR + 9.00%)	3/1/2025			CAD	125	99	(e)
SelectQuote, Inc.		1st Lien Term Loan	5.75% (1M LIBOR + 5.00%)	11/5/2024				4,853	4,853	(e)
SelectQuote, Inc.		1st Lien Delayed Draw Term Loan		11/5/2024				2,455	—	(e)(h)
SG Acquisition, Inc.		1st Lien Term Loan	5.50% (1M LIBOR + 5.00%)	1/27/2027				2,876	2,876	(e)(f)
Spring Insurance Solutions, LLC		1st Lien Term Loan	7.50% (3M LIBOR + 6.50%)	11/24/2025				3,454	3,384	(e)(f)
Spring Insurance Solutions, LLC		1st Lien Delayed Draw Term Loan	7.50% (2M LIBOR + 6.50%)	11/24/2025				1,151	104	(e)(h)
Staysure Bidco Limited	Great Britain	1st Lien Delayed Draw Term Loan	8.00% (3M GBP LIBOR + 7.25%)	7/1/2025			₤	1,000	1,266	(e)
USI, Inc.		1st Lien Term Loan	3.38% (3M LIBOR + 3.25%)	12/2/2026				6,504	6,457
									121,297		7.40%
Materials
Anchor Packaging, LLC		1st Lien Term Loan	4.08% (1M LIBOR + 4.00%)	7/18/2026				3,140	3,135
Aruba Investments, Inc.		2nd Lien Term Loan	8.50% (3M LIBOR + 7.75%)	11/24/2028				3,000	3,008
Berlin Packaging L.L.C.		1st Lien Term Loan	3.75% (3M LIBOR + 3.25%)	3/11/2028				4,045	4,009	(i)
Berlin Packaging L.L.C.		1st Lien Term Loan	4.25% (1M LIBOR + 3.75%)	3/11/2028				3,949	3,944
DCG Acquisition Corp.		1st Lien Term Loan	4.59% (1M LIBOR + 4.50%)	9/30/2026				5,307	5,307	(e)
Groupe Solmax Inc.	Canada	1st Lien Term Loan	5.50% (3M LIBOR + 4.75%)	5/29/2028				1,306	1,303
IntraPac Canada Corporation	Canada	1st Lien Term Loan	6.25% (3M LIBOR + 5.50%)	1/11/2026				796	788	(e)(f)
IntraPac International LLC		1st Lien Revolver	6.25% (3M LIBOR + 5.50%)	1/11/2025				415	131	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
IntraPac International LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.50%)	1/11/2026			$4,329	$4,286	(e)(f)
Kleopatra Finco S.a r.l.	Luxembourg	1st Lien Term Loan	4.75% (6M EURIBOR + 4.75%)	2/12/2026			€3,800	4,357
Mauser Packaging Solutions Holding Company		1st Lien Term Loan	3.33% (1M LIBOR + 3.25%)	4/3/2024			2,727	2,669
Nelipak European Holdings Cooperatief U.A.	Netherlands	1st Lien Revolver		7/2/2024			€582	—	(e)(h)
Nelipak European Holdings Cooperatief U.A.	Netherlands	1st Lien Term Loan	4.50% (3M EURIBOR + 4.50%)	7/2/2026			€808	936	(e)(f)
Nelipak Holding Company		1st Lien Revolver	5.25% (3M LIBOR + 4.25%)	7/2/2024			605	253	(e)(h)
Nelipak Holding Company		1st Lien Term Loan	5.25% (3M LIBOR + 4.25%)	7/2/2026			2,976	2,976	(e)(f)
Novipax Buyer, L.L.C.		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	12/1/2026			4,355	4,355	(e)(f)
PAKNK Netherlands Treasury B.V.	Netherlands	1st Lien Term Loan	4.50% (3M EURIBOR + 4.50%)	7/2/2026			€5,267	6,101	(e)(f)
Plaskolite PPC Intermediate II LLC		2nd Lien Term Loan	8.00% (3M LIBOR + 7.00%)	12/14/2026			2,960	2,960	(e)(f)
Pregis Topco Llc		1st Lien Term Loan	4.08% (1M LIBOR + 4.00%)	7/31/2026			3,885	3,889
Pregis Topco Llc		1st Lien Term Loan	4.50% (1M LIBOR + 4.00%)	7/31/2026			1,295	1,295
Pretium PKG Holdings, Inc.		1st Lien Term Loan		10/2/2028			725	725	(i)
Pretium PKG Holdings, Inc.		1st Lien Term Loan	4.75% (3M LIBOR + 4.00%)	11/5/2027			1,577	1,576
Pretium PKG Holdings, Inc.		2nd Lien Term Loan		10/1/2029			1,025	3	(e)(h)(i)
Trident TPI Holdings, Inc.		1st Lien Term Loan		9/15/2028			2,232	2,235	(i)
Trident TPI Holdings, Inc.		1st Lien Term Loan	4.00% (3M LIBOR + 3.00%)	10/17/2024			3,028	3,024	(i)
Trident TPI Holdings, Inc.		1st Lien Delayed Draw Term Loan		9/15/2028			317	—	(h)(i)
TWH Infrastructure Industries, Inc.		1st Lien Revolver	5.64% (3M LIBOR + 5.50%)	4/9/2025			464	213	(e)(h)
TWH Infrastructure Industries, Inc.		1st Lien Term Loan	5.64% (3M LIBOR + 5.50%)	4/9/2025			1,342	1,288	(e)(f)
								64,766		3.95%
Media & Entertainment
AVSC Holding Corp.		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	10/15/2026			2,031	1,866	(h)
Diamond Sports Group, LLC		1st Lien Term Loan	3.34% (1M LIBOR + 3.25%)	8/24/2026			557	346
Global Music Rights, LLC		1st Lien Revolver		8/27/2027			473	(9)	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Global Music Rights, LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.75%)	8/28/2028				$5,018	$4,967	(e)
MMax Investment Partners, Inc.		1st Lien Term Loan	10.00% (3M LIBOR + 10.00%)	1/19/2026				536	472	(e)(g)
Production Resource Group, LLC		1st Lien Term Loan	9.75% (3M LIBOR + 8.50%)	8/21/2024				674	674	(e)(g)
Production Resource Group, LLC		1st Lien Delayed Draw Term Loan	6.00% (3M LIBOR + 5.00%)	8/21/2024				147	49	(e)(h)
Production Resource Group, LLC		1st Lien Delayed Draw Term Loan	8.50% (3M LIBOR + 7.50%)	8/21/2024				311	311	(e)
Rugby Australia Ltd	Australia	1st Lien Term Loan	7.75% (3M BBSY + 7.00%)	3/31/2027			AUD	1,250	895	(e)
Rugby Australia Ltd	Australia	1st Lien Delayed Draw Term Loan		3/31/2027			AUD	1,250	(9)	(e)(h)
Storm Investment S.a.r.l.	Luxembourg	1st Lien Term Loan	3.75%	6/21/2030				€9,193	10,649	(e)
The E.W. Scripps Company		1st Lien Term Loan	3.75% (1M LIBOR + 3.00%)	1/7/2028				2,057	2,060
UFC Holdings LLC		1st Lien Term Loan	3.50% (6M LIBOR + 2.75%)	4/29/2026				2,493	2,486
Univision Communications Inc		1st Lien Term Loan	3.75% (1M LIBOR + 2.75%)	3/15/2024				1,000	999
Wideopenwest Finance, LLC		1st Lien Term Loan	4.25% (1M LIBOR + 3.25%)	8/18/2023				763	763
									26,519		1.62%
Pharmaceuticals, Biotechnology & Life Sciences
Aspire Bidco Limited	Jersey	1st Lien Revolver		3/3/2028			₤	500	—	(e)(h)
Aspire Bidco Limited	Jersey	1st Lien Term Loan		3/3/2028			₤	700	—	(e)(h)
Aspire Bidco Limited	Jersey	1st Lien Term Loan		9/4/2028			₤	1,941	—	(e)(h)
Aspire Bidco Limited	Jersey	1st Lien Term Loan	6.92% (SONIA + 6.87%)	3/3/2028			₤	1,200	1,617	(e)(f)
Aspire Bidco Limited	Jersey	1st Lien Term Loan	9.12% (SONIA + 9.00%)	9/4/2028			₤	3,559	4,795	(e)(f)
Cambrex Corporation		1st Lien Term Loan	4.25% (1M LIBOR + 3.50%)	12/4/2026				4,440	4,444
Da Vinci Purchaser Corp.		1st Lien Term Loan	5.00% (1M LIBOR + 4.00%)	1/8/2027				5,408	5,426
ICON Luxembourg S.A.R.L.	Luxembourg	1st Lien Term Loan	3.00% (3M LIBOR + 2.50%)	7/3/2028				1,786	1,792
Jazz Financing Lux S.a.r.l.	Luxembourg	1st Lien Term Loan	4.00% (1M LIBOR + 3.50%)	5/5/2028				2,494	2,497
NMC Skincare Intermediate Holdings II, LLC		1st Lien Revolver	6.00% (1M LIBOR + 5.00%)	10/31/2024				333	263	(e)(h)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Term Loan	6.00% (1M LIBOR + 5.00%)	10/31/2024				1,945	1,926	(e)(f)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Delayed Draw Term Loan	6.00% (1M LIBOR + 5.00%)	10/31/2024				655	649	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
North American Science Associates, LLC		1st Lien Revolver	5.25% (3M LIBOR + 4.50%)	3/15/2027				$1	$1	(e)(h)
North American Science Associates, LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.75%)	9/15/2027				4,157	4,157	(e)
North American Science Associates, LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.75%)	9/15/2027				7,070	7,070	(e)(f)
North American Science Associates, LLC		1st Lien Delayed Draw Term Loan		9/15/2027				916	—	(e)(h)
North American Science Associates, LLC		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.75%)	9/15/2027				972	972	(e)
Organon & Co.		1st Lien Term Loan	3.50% (3M LIBOR + 3.00%)	6/2/2028				5,166	5,174
PPD, Inc.		1st Lien Term Loan	2.50% (1M LIBOR + 2.00%)	1/13/2028				6,977	6,963
PRA Health Sciences, Inc.		1st Lien Term Loan	3.00% (3M LIBOR + 2.50%)	7/3/2028				445	446
PROTON JVCO S.A R.L.	Luxembourg	1st Lien Term Loan		11/9/2026				€833	—	(e)(h)
PROTON JVCO S.A R.L.	Luxembourg	1st Lien Term Loan	7.50% (6M EURIBOR + 7.25%)	11/9/2026				€1,667	1,931	(e)(f)
TerSera Therapeutics LLC		1st Lien Term Loan	6.60% (3M LIBOR + 5.60%)	3/30/2025				48	48	(e)(f)
									50,171		3.06%
Real Estate
Illinois Investment S.a.r.l.	Luxembourg	1st Lien Term Loan	8.00%	12/31/2026			SEK	6,071	693	(e)
									693		0.04%
Retailing
Atlas Intermediate III L.L.C.		1st Lien Revolver		4/29/2025				201	(63)	(e)(h)
Atlas Intermediate III L.L.C.		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	4/29/2025				1,576	1,576	(e)(f)
Atlas Intermediate III L.L.C.		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.50%)	4/29/2025				405	320	(e)(h)
Autokiniton US Holdings, Inc.		1st Lien Term Loan	5.00% (12M LIBOR + 4.50%)	4/6/2028				3,115	3,114	(i)
GPM Investments, LLC		1st Lien Term Loan	5.50% (1M LIBOR + 4.50%)	3/1/2027				8,390	8,390	(e)(f)
GPM Investments, LLC		1st Lien Delayed Draw Term Loan	5.50% (1M LIBOR + 4.50%)	3/1/2027				3,288	3,288	(e)
Hoya Midco, LLC		1st Lien Term Loan	4.50% (1M LIBOR + 3.50%)	6/30/2024				1,596	1,586
Marcone Yellowstone Buyer Inc.		1st Lien Term Loan	6.25% (6M LIBOR + 5.50%)	6/23/2028				8,420	8,251	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Marcone Yellowstone Buyer Inc.		1st Lien Delayed Draw Term Loan		6/23/2028			$2,790	$(56)	(e)(h)
Pug LLC		1st Lien Term Loan	4.75% (1M LIBOR + 4.25%)	2/12/2027			2,054	2,051	(e)
Reddy Ice LLC		1st Lien Revolver		7/1/2024			955	—	(e)(h)
Reddy Ice LLC		1st Lien Term Loan	7.50% (3M LIBOR + 6.50%)	7/1/2025			7,282	7,282	(e)(f)
Reddy Ice LLC		1st Lien Delayed Draw Term Loan	7.50% (3M LIBOR + 6.50%)	7/1/2025			1,238	742	(e)(h)
Saldon Holdings, Inc.		1st Lien Revolver		3/13/2024			381	—	(e)(h)
Saldon Holdings, Inc.		1st Lien Term Loan	6.65% (1M LIBOR + 5.65%)	3/13/2025			7,165	7,165	(e)(f)
SCIH Salt Holdings Inc.		1st Lien Term Loan	4.75% (3M LIBOR + 4.00%)	3/16/2027			1,929	1,930
Sweetwater Borrower, LLC		1st Lien Term Loan		8/7/2028			385	383	(i)
US Salt Investors, LLC		1st Lien Revolver		7/20/2026			679	(14)	(e)(h)
US Salt Investors, LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.50%)	7/19/2028			6,012	5,952	(e)(f)
								51,897		3.17%
Semiconductors & Semiconductor Equipment
Esdec Solar Group B.V.	Netherlands	1st Lien Term Loan	5.75% (6M LIBOR + 5.00%)	8/30/2028			292	292	(e)
								292		0.02%
Software & Services
2U, Inc.		1st Lien Term Loan	6.50% (2M LIBOR + 5.75%)	12/30/2024			6,782	6,714	(e)(f)
AffiniPay Midco, LLC		1st Lien Revolver		3/2/2026			766	—	(e)(h)
AffiniPay Midco, LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.00%)	3/2/2026			9,809	9,809	(e)(f)
Anaqua Parent Holdings, Inc.		1st Lien Revolver		10/10/2025			231	—	(e)(h)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	6.25% (6M EURIBOR + 6.25%)	4/10/2026			€667	772	(e)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	4/10/2026			2,001	2,001	(e)(f)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	7.00% (6M LIBOR + 6.00%)	4/10/2026			1,805	1,805	(e)(f)
Anaqua Parent Holdings, Inc.		1st Lien Delayed Draw Term Loan		4/10/2026			523	—	(e)(h)
APG Intermediate Holdings Corporation		1st Lien Revolver	6.75% (3M LIBOR + 5.25%)	1/3/2025			1	—	(e)(h)
APG Intermediate Holdings Corporation		1st Lien Term Loan	6.75% (3M LIBOR + 5.25%)	1/3/2025			1,000	1,000	(e)
APG Intermediate Holdings Corporation		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 5.25%)	1/3/2025			59	59	(e)
Applied Systems, Inc.		1st Lien Term Loan	3.75% (3M LIBOR + 3.25%)	9/19/2024			8,824	8,821

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Applied Systems, Inc.		2nd Lien Term Loan	6.25% (3M LIBOR + 5.50%)	9/19/2025				$989	$1,000
Appriss Health, LLC		1st Lien Revolver		5/6/2027				212	(4)	(e)(h)
Appriss Health, LLC		1st Lien Term Loan	8.25% (3M LIBOR + 7.25%)	5/6/2027				2,912	2,883	(e)
Apttus Corporation		1st Lien Term Loan	5.00% (3M LIBOR + 4.25%)	5/8/2028				2,955	2,966	(i)
Asurion, LLC		1st Lien Term Loan	3.08% (1M LIBOR + 3.00%)	11/3/2024				2,504	2,476
Asurion, LLC		1st Lien Term Loan	3.33% (1M LIBOR + 3.25%)	12/23/2026				1,026	1,010
Asurion, LLC		1st Lien Term Loan	3.33% (1M LIBOR + 3.25%)	7/31/2027				2,987	2,942
Asurion, LLC		2nd Lien Term Loan	5.33% (1M LIBOR + 5.25%)	1/31/2028				570	568
Asurion, LLC		2nd Lien Term Loan	5.33% (1M LIBOR + 5.25%)	1/20/2029				7,000	6,963
Atlanta Bidco Limited	Great Britain	1st Lien Term Loan	7.75% (6M EURIBOR + 7.00%)	8/23/2024				€1,000	1,135	(e)(f)
Avaya Inc.		1st Lien Term Loan	4.33% (1M LIBOR + 4.25%)	12/15/2027				663	664
Banyan Software Holdings, LLC		1st Lien Revolver	8.50% (3M LIBOR + 7.50%)	10/30/2025				265	32	(e)(h)
Banyan Software Holdings, LLC		1st Lien Term Loan	8.50% (3M LIBOR + 7.50%)	10/30/2026				2,656	2,656	(e)(f)
Banyan Software Holdings, LLC		1st Lien Delayed Draw Term Loan	8.50% (3M LIBOR + 7.50%)	10/30/2026				1,529	275	(e)(h)
Bock Capital Bidco B.V.	Netherlands	1st Lien Term Loan	4.00% (1M EURIBOR + 4.00%)	6/29/2028				€10,000	11,598
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	7.63% (1M EURIBOR + 7.63%)	4/30/2026				€2,954	3,422	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	7.63% (1M STIBOR + 7.63%)	4/30/2026			SEK	4,210	481	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	8.05% (1M NIBOR + 7.62%)	4/30/2026			NOK	2,551	292	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Delayed Draw Term Loan	7.63% (1M CIBOR + 7.63%)	4/30/2026			DKK	22,065	3,437	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Delayed Draw Term Loan	7.63% (1M CIBOR + 7.63%)	4/30/2026			DKK	45,968	982	(e)(h)
Cardinal Parent, Inc.		1st Lien Revolver	6.75% (PRIME + 3.50%)	11/12/2025				1	—	(e)(h)
Cardinal Parent, Inc.		2nd Lien Term Loan	8.50% (3M LIBOR + 7.50%)	11/13/2028				6,941	6,941	(e)(f)
Cast & Crew Payroll, LLC		1st Lien Term Loan	3.83% (1M LIBOR + 3.75%)	2/9/2026				2,952	2,939
CCC Intelligent Solutions, Inc.		1st Lien Term Loan		9/21/2028				2,020	2,017	(i)
CED Group Holding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	7.00% (3M EURIBOR + 7.00%)	12/9/2025				€354	411	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Cologix Holdings, Inc.		1st Lien Term Loan	4.50% (1M LIBOR + 3.75%)	5/1/2028			$1,002	$1,003
Confirmasoft AB	Sweden	1st Lien Delayed Draw Term Loan		6/3/2027			€1,505	—	(e)(h)
Confirmasoft AB	Sweden	1st Lien Delayed Draw Term Loan	6.75% (3M EURIBOR + 6.75%)	6/3/2027			€1,995	2,310	(e)(f)
Consilio Midco Limited	Great Britain	1st Lien Revolver		5/26/2028			1	—	(e)(h)
Consilio Midco Limited	Great Britain	1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	5/26/2028			6,892	6,824	(e)(f)
Consilio Midco Limited	Great Britain	1st Lien Delayed Draw Term Loan		5/26/2028			2,572	(26)	(e)(h)
Cority Software Inc.	Canada	1st Lien Revolver		7/2/2025			231	—	(e)(h)
Cority Software Inc.	Canada	1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	7/2/2026			130	130	(e)
Cority Software Inc.	Canada	1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	7/2/2026			1,741	1,741	(e)(f)
Cvent, Inc.		1st Lien Term Loan	3.75% (1M LIBOR + 3.75%)	11/29/2024			2,596	2,584
Datix Bidco Limited	Great Britain	1st Lien Term Loan	4.21% (6M LIBOR + 4.00%)	4/28/2025			2,851	2,851	(e)(f)
Denali Holdco LLC		1st Lien Revolver		9/15/2027			592	(12)	(e)(h)
Denali Holdco LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	9/15/2027			4,118	4,077	(e)
Diligent Corporation		1st Lien Revolver		8/4/2025			513	—	(e)(h)
Diligent Corporation		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	8/4/2025			2,262	2,262	(e)(f)
Diligent Corporation		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	8/4/2025			189	189	(e)
Diligent Corporation		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	8/4/2025			3,059	3,059	(e)(f)
Diligent Corporation		1st Lien Delayed Draw Term Loan		8/4/2025			687	—	(e)(h)
Doxim Inc.		1st Lien Term Loan	7.00% (1M LIBOR + 6.00%)	2/28/2024			710	710	(e)(f)
Doxim Inc.		1st Lien Term Loan	7.75% (1M LIBOR + 6.75%)	2/28/2024			3,422	3,422	(e)(f)
Doxim Inc.		1st Lien Term Loan	8.00% (1M LIBOR + 7.00%)	2/28/2024			830	830	(e)(f)
Doxim Inc.		1st Lien Term Loan	9.00% (1M LIBOR + 8.00%)	2/28/2024			6,314	6,314	(e)(f)
Doxim Inc.		1st Lien Last Out Delayed Draw Term Loan	7.00% (1M LIBOR + 6.00%)	2/28/2024			325	325	(e)
Drilling Info Holdings, Inc.		2nd Lien Term Loan	8.33% (1M LIBOR + 8.25%)	7/30/2026			8,077	8,077	(e)(f)
DS Admiral Bidco, LLC		1st Lien Revolver		3/16/2026			358	(9)	(e)(h)
DS Admiral Bidco, LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	3/16/2028			2,432	2,408	(e)(f)
Eastman Chemical Company		1st Lien Term Loan		8/12/2028			1,835	1,826	(e)(i)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Elemica Parent, Inc.		1st Lien Revolver		12/31/2021				$947	$—	(e)(h)
Elemica Parent, Inc.		1st Lien Revolver	7.00% (1M LIBOR + 6.00%)	9/18/2025				479	268	(e)(h)
Elemica Parent, Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	9/18/2025				2,843	2,843	(e)
Elemica Parent, Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	9/18/2025				875	875	(e)(f)
Elemica Parent, Inc.		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	9/18/2025				2,824	2,824	(e)
Enigma Acquisition B.V.	Netherlands	1st Lien Delayed Draw Term Loan	7.20% (6M EURIBOR + 2.70%)	1/26/2028				€4,074	4,720	(e)(f)
Epicor Software Corporation		1st Lien Term Loan	4.00% (1M LIBOR + 3.25%)	7/30/2027				2,442	2,441
eResearch Technology, Inc.		1st Lien Term Loan	5.50% (1M LIBOR + 4.50%)	2/4/2027				2,044	2,053
eResearch Technology, Inc.		2nd Lien Term Loan	8.50% (1M LIBOR + 8.00%)	2/4/2028				10,603	10,603	(e)(f)
eResearch Technology, Inc.		2nd Lien Delayed Draw Term Loan	8.50% (1M LIBOR + 8.00%)	2/4/2028				1,343	672	(e)(h)
Evercommerce Solutions, Inc.		1st Lien Term Loan	3.75% (1M LIBOR + 3.25%)	7/6/2028				2,000	2,003	(e)(i)
ExtraHop Networks, Inc.		1st Lien Term Loan	8.50% (3M LIBOR + 7.50%)	7/22/2027				1,620	1,604	(e)
ExtraHop Networks, Inc.		1st Lien Last Out Delayed Draw Term Loan	8.50% (3M LIBOR + 7.50%)	7/22/2027				933	33	(e)(h)
Frontline Technologies Holdings, LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	9/18/2023				3,863	3,863	(e)(f)
Frontline Technologies Intermediate Holdings, LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	9/18/2023				455	455	(e)(f)
Frontline Technologies Intermediate Holdings, LLC		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 5.75%)	9/18/2023				56	56	(e)
Gilfoyle Bidco AB	Sweden	1st Lien Term Loan		8/31/2028			SEK	19,394	—	(e)(h)
Gilfoyle Bidco AB	Sweden	1st Lien Term Loan	6.25% (6M STIBOR + 6.25%)	8/31/2028			SEK	60,606	6,923	(e)
GraphPAD Software, LLC		1st Lien Revolver	7.00% (3M LIBOR + 6.00%)	4/27/2027				2	1	(e)(h)
GraphPAD Software, LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	4/27/2027				1	1	(e)
GraphPAD Software, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	4/27/2027				4,737	4,737	(e)(f)
Huskies Parent, Inc.		1st Lien Term Loan	4.08% (1M LIBOR + 4.00%)	7/31/2026				8,123	8,108	(i)
Idera, Inc.		1st Lien Term Loan	4.50% (3M LIBOR + 3.75%)	3/2/2028				4,085	4,082
Idera, Inc.		2nd Lien Term Loan	7.50% (3M LIBOR + 6.75%)	3/2/2029				3,567	3,567
Indigo IT Bidco Limited	Great Britain	1st Lien Delayed Draw Term Loan		2/21/2028			₤	649	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Indigo IT Bidco Limited	Great Britain	1st Lien Delayed Draw Term Loan	6.75% (3M GBP LIBOR + 6.50%)	2/21/2028			₤	7,351	$9,905	(e)(f)
Informatica LLC		1st Lien Term Loan	3.33% (1M LIBOR + 3.25%)	2/25/2027				957	954
Informatica LLC		2nd Lien Term Loan	7.13%	2/25/2025				2,591	2,625	(i)
ION Trading Finance Limited	Ireland	1st Lien Term Loan	4.92% (3M LIBOR + 4.75%)	4/1/2028				4,030	4,034
IQS, Inc.		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	7/2/2026				1,638	1,638	(e)(f)
IQS, Inc.	Canada	1st Lien Term Loan	8.00% (3M LIBOR + 7.00%)	7/2/2026				139	139	(e)(f)
Ishtar Bidco Norway AS	Great Britain	1st Lien Delayed Draw Term Loan	8.50% (6M GBP LIBOR + 7.75%)	11/26/2025			₤	1,000	1,347	(e)(f)
Ivanti Software, Inc.		1st Lien Revolver		12/1/2025				460	(3)	(e)(h)
Ivanti Software, Inc.		1st Lien Term Loan	4.75% (3M LIBOR + 4.00%)	12/1/2027				1,186	1,186
Ivanti Software, Inc.		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	12/1/2027				4,823	4,832
Ivanti Software, Inc.		2nd Lien Term Loan	9.50% (3M LIBOR + 8.50%)	12/1/2028				2,500	2,491
MA Financeco., LLC		1st Lien Term Loan	5.25% (3M LIBOR + 4.25%)	6/5/2025				2,565	2,578
Magenta Buyer LLC		1st Lien Term Loan	5.75% (3M LIBOR + 5.00%)	7/27/2028				4,905	4,903	(i)
Majesco		1st Lien Revolver		9/21/2026				624	—	(e)(h)
Majesco		1st Lien Term Loan	8.25% (3M LIBOR + 7.25%)	9/21/2027				8,013	8,013	(e)(f)
MH Sub I, LLC (Micro Holding Corp.)		1st Lien Term Loan	3.58% (1M LIBOR + 3.50%)	9/13/2024				5,478	5,460
MH Sub I, LLC (Micro Holding Corp.)		1st Lien Term Loan	4.75% (1M LIBOR + 3.75%)	9/13/2024				405	406
Milano Acquisition Corp.		1st Lien Term Loan	4.75% (3M LIBOR + 4.00%)	10/1/2027				7,130	7,140	(i)
Mitchell International, Inc.		1st Lien Term Loan	3.33% (1M LIBOR + 3.25%)	11/29/2024				2,538	2,533
MMIT Holdings, LLC		1st Lien Revolver		9/15/2027				651	(13)	(e)(h)
MMIT Holdings, LLC		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	9/15/2027				6,125	6,064	(e)(f)
MRI Software LLC		1st Lien Revolver		2/10/2026				508	—	(e)(h)
MRI Software LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	2/10/2026				6,587	6,587	(e)(f)
MRI Software LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	2/10/2026				438	438	(e)(g)
MRI Software LLC		1st Lien Delayed Draw Term Loan		2/10/2026				919	—	(e)(h)
Oakley Ekomid Limited	Great Britain	1st Lien Term Loan	6.75% (3M EURIBOR + 6.50%)	6/21/2027				€1,223	1,416	(e)
Oakley Ekomid Limited	Great Britain	1st Lien Term Loan	7.00% (3M EURIBOR + 6.75%)	6/21/2027				€1,027	1,190	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Oakley Ekomid Limited	Great Britain	1st Lien Delayed Draw Term Loan		6/21/2027			€563	$—	(e)(h)
OpenMarket Inc.		1st Lien Term Loan		9/17/2026			6,851	6,782	(e)(f)(i)
PDI TA Holdings, Inc.		1st Lien Revolver		10/24/2024			205	—	(e)(h)
PDI TA Holdings, Inc.		1st Lien Term Loan	5.50% (3M LIBOR + 4.50%)	10/24/2024			2,371	2,371	(e)(f)
PDI TA Holdings, Inc.		2nd Lien Term Loan	9.50% (3M LIBOR + 8.50%)	10/24/2025			1,107	1,107	(e)
PDI TA Holdings, Inc.		2nd Lien Term Loan	9.50% (3M LIBOR + 8.50%)	10/24/2025			131	131	(e)(f)
PDI TA Holdings, Inc.		2nd Lien Delayed Draw Term Loan	9.50% (3M LIBOR + 8.50%)	10/24/2025			138	75	(e)(h)
Perforce Software, Inc.		1st Lien Term Loan	3.83% (1M LIBOR + 3.75%)	7/1/2026			1,201	1,191
Pluralsight, Inc.		1st Lien Revolver		4/6/2027			1,204	(24)	(e)(h)
Pluralsight, Inc.		1st Lien Term Loan	9.00% (3M LIBOR + 8.00%)	4/6/2027			16,506	16,341	(e)
Practicetek Purchaser, LLC		1st Lien Revolver		3/31/2027			138	—	(e)(h)
Practicetek Purchaser, LLC		1st Lien Term Loan	7.00% (1M LIBOR + 6.00%)	3/31/2027			554	554	(e)
Practicetek Purchaser, LLC		1st Lien Delayed Draw Term Loan	7.00% (1M LIBOR + 6.00%)	3/31/2027			1,128	796	(e)(h)
ProfitSolv Purchaser, Inc.		1st Lien Revolver		3/5/2027			608	—	(e)(h)
ProfitSolv Purchaser, Inc.		1st Lien Term Loan	6.25% (1M LIBOR + 5.25%)	3/5/2027			3,814	3,814	(e)(f)
ProfitSolv Purchaser, Inc.		1st Lien Delayed Draw Term Loan	6.25% (1M LIBOR + 5.25%)	3/5/2027			2,555	194	(e)(h)
Project Boost Purchaser, LLC		1st Lien Term Loan	3.58% (1M LIBOR + 3.50%)	6/1/2026			2,486	2,473
Project Essential Bidco, Inc.		1st Lien Revolver		4/20/2027			121	(2)	(e)(h)
Project Essential Bidco, Inc.		1st Lien Term Loan	6.75% (6M LIBOR + 5.75%)	4/20/2028			4,108	4,067	(e)(f)
Proofpoint, Inc.		1st Lien Revolver		8/31/2026			240	(3)	(e)(h)(i)
Proofpoint, Inc.		1st Lien Term Loan		8/31/2028			2,080	2,069	(i)
Proofpoint, Inc.		2nd Lien Term Loan	6.75% (3M LIBOR + 6.25%)	8/31/2029			5,431	5,485	(e)
ProQuest, LLC		1st Lien Term Loan	3.33% (1M LIBOR + 3.25%)	10/23/2026			3,864	3,860
QF Holdings, Inc.		1st Lien Revolver		9/19/2024			1	—	(e)(h)
QF Holdings, Inc.		1st Lien Term Loan	7.50% (3M LIBOR + 6.50%)	9/19/2024			1,313	1,313	(e)
QF Holdings, Inc.		1st Lien Delayed Draw Term Loan		9/19/2024			263	—	(e)(h)
QF Holdings, Inc.		1st Lien Delayed Draw Term Loan	7.50% (3M LIBOR + 6.50%)	9/19/2024			263	263	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Raptor Technologies, LLC		1st Lien Revolver	7.00% (1M LIBOR + 6.00%)	12/17/2023				$1	$1	(e)(h)
Raptor Technologies, LLC		1st Lien Term Loan	7.00% (1M LIBOR + 6.00%)	12/17/2024				1,901	1,901	(e)(f)
Raptor Technologies, LLC		1st Lien Delayed Draw Term Loan	7.00% (1M LIBOR + 6.00%)	12/17/2024				647	647	(e)
RealPage, Inc.		2nd Lien Term Loan	7.25% (1M LIBOR + 6.50%)	4/23/2029				9,423	9,328	(e)(f)
Relativity ODA LLC		1st Lien Revolver		5/12/2027				1	—	(e)(h)
Relativity ODA LLC		1st Lien Term Loan	8.50% (1M LIBOR + 7.50%)	5/12/2027				6,639	6,573	(e)
Sedgwick Claims Management Services, Inc.	Cayman Islands	1st Lien Term Loan	3.33% (1M LIBOR + 3.25%)	12/31/2025				2,838	2,815
Sedgwick Claims Management Services, Inc.	Cayman Islands	1st Lien Term Loan	3.83% (1M LIBOR + 3.75%)	9/3/2026				354	353
Smarsh Inc.		1st Lien Term Loan	9.25% (3M LIBOR + 8.25%)	11/20/2025				2,420	2,420	(e)
Sophia, L.P.		1st Lien Term Loan	4.50% (3M LIBOR + 3.75%)	10/7/2027				1,185	1,189
Sophia, L.P.		2nd Lien Term Loan	9.00% (3M LIBOR + 8.00%)	10/9/2028				10,498	10,498	(e)(f)
Storable, Inc.		2nd Lien Term Loan	7.50% (3M LIBOR + 6.75%)	4/16/2029				7,683	7,683	(e)(f)
Sundance Group Holdings, Inc.		1st Lien Revolver		7/2/2027				1	—	(e)(h)
Sundance Group Holdings, Inc.		1st Lien Term Loan	7.75% (3M LIBOR + 6.75%)	7/2/2027				1,510	1,495	(e)(f)
Sundance Group Holdings, Inc.		1st Lien Delayed Draw Term Loan		7/2/2027				453	(5)	(e)(h)
TCP Hawker Intermediate LLC		1st Lien Revolver		8/29/2025				458	—	(e)(h)
TCP Hawker Intermediate LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	8/28/2026				2,770	2,770	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Delayed Draw Term Loan		8/28/2026				495	—	(e)(h)
TCP Hawker Intermediate LLC		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.50%)	8/28/2026				491	491	(e)
The Ultimate Software Group, Inc.		1st Lien Revolver		5/3/2024				1	—	(e)(h)
The Ultimate Software Group, Inc.		2nd Lien Term Loan	8.08% (1M LIBOR + 8.00%)	5/3/2027				2,000	2,000	(e)(f)
ThoughtWorks, Inc.		1st Lien Term Loan	3.50% (1M LIBOR + 3.00%)	3/24/2028				2,176	2,174
TIBCO Software Inc		1st Lien Term Loan	3.84% (1M LIBOR + 3.75%)	6/30/2026				2,292	2,273
TIGER UK BIDCO LIMITED	Great Britain	1st Lien Revolver		12/30/2027			₤	2,000	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
TIGER UK BIDCO LIMITED	Great Britain	1st Lien Delayed Draw Term Loan	5.92% (SONIA + 5.75%)	12/30/2027			₤	1,114	$1,501	(e)(f)
TIGER UK BIDCO LIMITED	Great Britain	1st Lien Delayed Draw Term Loan	5.92% (SONIA + 5.75%)	12/30/2027			₤	814	1,041	(e)(h)
TIGER UK BIDCO LIMITED	Great Britain	1st Lien Delayed Draw Term Loan	5.92% (SONIA + 5.75%)	6/30/2028			₤	5,529	7,449	(e)(f)
TIGER UK BIDCO LIMITED	Great Britain	1st Lien Delayed Draw Term Loan	5.92% (SONIA + 5.75%)	6/30/2028			₤	1,543	1,972	(e)(h)
WebPT, Inc.		1st Lien Revolver	7.75% (3M LIBOR + 6.75%)	8/28/2024				216	65	(e)(h)
WebPT, Inc.		1st Lien Term Loan	7.75% (3M LIBOR + 6.75%)	8/28/2024				2,042	2,042	(e)
Wellness AcquisitionCo, Inc.		1st Lien Revolver		1/20/2027				504	—	(e)(h)
Wellness AcquisitionCo, Inc.		1st Lien Term Loan	6.50% (6M LIBOR + 5.50%)	1/20/2027				2,797	2,797	(e)(f)
WorkWave Intermediate II, LLC		1st Lien Revolver		6/29/2027				460	(9)	(e)(h)
WorkWave Intermediate II, LLC		1st Lien Term Loan	8.00% (3M LIBOR + 7.25%)	6/29/2027				3,999	3,959	(e)
WorkWave Intermediate II, LLC		1st Lien Delayed Draw Term Loan	8.00% (3M LIBOR + 7.25%)	6/29/2027				1,306	1,293	(e)
									408,130		24.91%
Technology Hardware & Equipment
CPI Holdco, LLC		1st Lien Revolver		11/4/2024				3,435	(4)	(e)(h)
CPI Holdco, LLC		1st Lien Term Loan		11/4/2026				2,540	2,538	(i)
FL Hawk Intermediate Holdings, Inc.		1st Lien Revolver		2/22/2027				1,312	—	(e)(h)
FL Hawk Intermediate Holdings, Inc.		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	2/22/2028				7,438	7,438	(e)(f)
FL Hawk Intermediate Holdings, Inc.		1st Lien Delayed Draw Term Loan		2/22/2028				1,017	—	(e)(h)
Ingram Micro Inc.		1st Lien Term Loan	4.00% (3M LIBOR + 3.50%)	6/30/2028				2,301	2,305
Micromeritics Instrument Corp.		1st Lien Revolver		12/18/2025				331	—	(e)(h)
Micromeritics Instrument Corp.		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	12/18/2025				2,593	2,593	(e)(f)
MWG BidCo ApS	Denmark	1st Lien Term Loan		2/29/2028			DKK	4,934	—	(e)(h)
MWG BidCo ApS	Denmark	1st Lien Term Loan	6.90% (3M CIBOR + 6.90%)	2/29/2028			DKK	20,066	3,126	(e)
Repairify, Inc.		1st Lien Revolver		6/14/2027				766	(15)	(e)(h)
Repairify, Inc.		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	6/14/2027				3,571	3,535	(e)(f)
Sorenson Communications, LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.50%)	3/17/2026				282	283
TGG TS Acquisition Company		1st Lien Term Loan	6.58% (1M LIBOR + 6.50%)	12/14/2025				1,491	1,491

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Wildcat BuyerCo, Inc.		1st Lien Revolver		2/27/2026				$255	$—	(e)(h)
Wildcat BuyerCo, Inc.		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	2/27/2026				2,032	2,032	(e)(f)
Wildcat BuyerCo, Inc.		1st Lien Delayed Draw Term Loan	6.00% (3M LIBOR + 5.00%)	2/27/2026				1,075	387	(e)(h)
									25,709		1.57%
Telecommunication Services
CB-SDG LIMITED	Great Britain	1st Lien Delayed Draw Term Loan		4/3/2026			₤	317	(43)	(e)(h)
CB-SDG LIMITED	Great Britain	1st Lien Delayed Draw Term Loan	7.88% (3M GBP LIBOR + 7.13%)	4/3/2026			₤	2,814	3,413	(e)(f)(g)
Commify Limited	Great Britain	1st Lien Delayed Draw Term Loan	6.25% (6M EURIBOR + 6.00%)	9/14/2026				€761	282	(e)(h)
Commify Limited	Great Britain	1st Lien Delayed Draw Term Loan	7.42% (6M EURIBOR + 7.17%)	9/14/2026				€2,771	3,210	(e)(f)
Iridium Satellite Llc		1st Lien Term Loan	3.25% (1M LIBOR + 2.50%)	11/4/2026				2,983	2,984
Zayo Group Holdings, Inc.		1st Lien Term Loan	3.08% (1M LIBOR + 3.00%)	3/9/2027				2,631	2,606
									12,452		0.76%
Transportation
AAdvantage Loyality IP, Ltd.		1st Lien Term Loan	5.50% (3M LIBOR + 4.75%)	4/20/2028				3,796	3,923
Air Canada	Canada	1st Lien Term Loan	4.25% (3M LIBOR + 3.50%)	8/11/2028				1,866	1,872
Commercial Trailer Leasing, Inc.		1st Lien Revolver		1/19/2026				741	—	(e)(h)
Commercial Trailer Leasing, Inc.		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	1/19/2026				12,353	12,353	(e)(f)
Commercial Trailer Leasing, Inc.		1st Lien Delayed Draw Term Loan	7.25% (3M LIBOR + 6.25%)	1/19/2026				1,472	683	(e)(h)
Commercial Trailer Leasing, Inc.		2nd Lien Term Loan	13.00% (3M LIBOR + 13.00%)	1/19/2027				2,222	2,222	(e)(f)
First Student Bidco Inc.		1st Lien Term Loan	3.50% (3M LIBOR + 3.00%)	7/21/2028				3,141	3,122	(i)
Grab Holdings, Inc.	Singapore	1st Lien Term Loan	5.50% (3M LIBOR + 4.50%)	1/29/2026				5,101	5,144
Neovia Logistics, LP		1st Lien Term Loan	6.64% (3M LIBOR + 6.50%)	5/8/2024				689	696	(e)
Neovia Logistics, LP		2nd Lien Term Loan	11.39% (3M LIBOR + 11.25%)	11/8/2024				1,353	1,366	(e)
PODS, LLC		1st Lien Term Loan	3.75% (1M LIBOR + 3.00%)	3/31/2028				5,486	5,487
Shur-Co Acquisition, Inc.		1st Lien Revolver	7.00% (3M LIBOR + 6.00%)	6/30/2027				441	79	(e)(h)
Shur-Co Acquisition, Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	6/30/2027				2,384	2,360	(e)(f)
									39,307		2.40%
Utilities
Astoria Energy LLC		1st Lien Term Loan	4.50% (3M LIBOR + 3.50%)	12/10/2027				739	741

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
WIN Waste Innovations Holdings, Inc.		1st Lien Term Loan	3.25% (3M LIBOR + 2.75%)	3/24/2028			$2,494	$2,491
								3,232		0.20%

TOTAL SENIOR LOANS (Cost $1,640,480)								1,658,983		101.27%

SUBORDINATED LOANS (b)(c)(d)
Commercial & Professional Services
Nest Topco Borrower Inc.		Subordinated Term Loan	9.00% (3M LIBOR + 8.50%)	8/31/2029			13,162	13,030	(e)
Nest Topco Borrower Inc.		Subordinated Delayed Draw Term Loan		8/31/2029			13,162	(132)	(e)(h)
Visual Edge Technology, Inc.		Subordinated Notes	16.00%	9/3/2024			225	207	(e)
								13,105		0.80%
Consumer Services
KeyStone Sub-Debt HoldCo, LLC		Mezzanine Term Loan	10.00% (3M LIBOR + 10.00%)	1/20/2027			7,668	7,285	(e)
KeyStone Sub-Debt HoldCo, LLC		Mezzanine Term Loan	10.00% (3M LIBOR + 10.00%)	1/20/2027			1,048	1,027	(e)(g)
								8,312		0.51%
Diversified Financials
eCapital Finance Corp.	Canada	Subordinated Term Loan	9.00% (1M LIBOR + 7.50%)	1/31/2025			2,023	2,023	(e)
eCapital Finance Corp.	Canada	Subordinated Delayed Draw Term Loan	9.00% (1M LIBOR + 7.50%)	1/31/2025			2,803	2,803	(e)
								4,826		0.29%
Healthcare Equipment & Services
Air Medical Group Holdings Inc		Unsecured Term Loan	8.88% (6M LIBOR + 7.88%)	3/13/2026			795	795	(e)
								795		0.05%
Insurance
Ardonagh Midco 2 PLC	Great Britain	Unsecured Notes	11.50%	1/15/2027			34	37	(g)
								37		—%
Software & Services
AffiniPay Intermediate Holdings, LLC		Subordinated Notes	12.75%	2/28/2028			2,873	2,873	(e)
								2,873		0.18%

TOTAL SUBORDINATED LOANS (Cost $29,278482)								29,948		1.83%

CORPORATE BONDS(b)(c)
Automobiles & Components
Ford Motor Company			8.50%	4/21/2023			275	302
								302		0.02%
Banks
LD Holdings Group LLC			6.50%	11/1/2025			4,003	3,983	(d)
United Shore Financial Services LLC			5.50%	11/15/2025			1,793	1,806	(d)
								5,789		0.35%
Capital Goods

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
American Builders & Contractors Supply Co., Inc.			3.88%	11/15/2029				$392	$391	(d)
American Builders & Contractors Supply Co., Inc.			4.00%	1/15/2028				3,000	3,064	(d)
Assemblin Financing AB	Sweden		4.46% (3M EURIBOR + 5.00%)	5/15/2025				€2,000	2,330
Builders FirstSource, Inc.			4.25%	2/1/2032				2,028	2,071	(d)
Cargo Aircraft Management, Inc.			4.75%	2/1/2028				2,647	2,737	(d)
Pike Corporation			5.50%	9/1/2028				276	281	(d)
PowerTeam Services, LLC			9.03%	12/4/2025				1,505	1,633	(d)
Specialty Building Products Holdings LLC			6.38%	9/30/2026				2,340	2,463	(d)
Tutor Perini Corporation			6.88%	5/1/2025				2,753	2,815	(d)
									17,785		1.09%
Commercial & Professional Services
GFL Environmental Inc.	Canada		4.38%	8/15/2029				1,475	1,490	(d)
Neighborly Issuer LLC			3.58%	4/30/2051				25	26	(d)(e)
									1,516		0.09%
Consumer Durables & Apparel
Ashton Woods USA LLC			4.63%	8/1/2029				1,600	1,616	(d)
									1,616		0.10%
Consumer Services
1011778 BC ULC	Canada		4.00%	10/15/2030				2,001	1,981	(d)
1011778 BC ULC	Canada		4.38%	1/15/2028				1,961	1,991	(d)
AB Issuer LLC			3.73%	7/30/2051				25	25	(d)(e)
Caesars Entertainment, Inc.			6.25%	7/1/2025				275	290	(d)
Gamma Bidco Spa	Italy		5.13%	7/15/2025				€2,000	2,364
Gamma Bidco Spa	Italy		6.00% (3M EURIBOR + 6.00%)	7/15/2025				€2,000	2,334
Peninsula Pacific Entertainment, LLC			8.50%	11/15/2027				3,085	3,345	(d)
ServiceMaster Funding LLC			3.34%	1/30/2051				25	26	(d)(e)
Stonegate Pub Co. Financing 2019 PLC	Great Britain		8.00%	7/13/2025			₤	2,000	2,792
									15,148		0.92%
Diversified Financials
BCC Blueprint Investments, LLC			0.75%	9/15/2026				599	599	(e)
ITT Holdings LLC			6.50%	8/1/2029				4,000	4,035	(d)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
LBM Acquisition LLC			6.25%	1/15/2029			$7,156	$7,152	(d)
Mozart Debt Merger Sub, Inc.			3.88%	4/1/2029			3,500	3,500	(d)(i)(l)
Mozart Debt Merger Sub, Inc.			5.25%	10/1/2029			2,800	2,800	(d)(i)(l)
								18,086		1.11%
Energy
Ascent Resources - Utica LLC			9.00%	11/1/2027			688	943	(d)
Blue Racer Midstream LLC			7.63%	12/15/2025			1,652	1,786	(d)
Cheniere Energy Partners LP			4.00%	3/1/2031			300	314	(d)
CITGO Holding Inc			9.25%	8/1/2024			3,300	3,325	(d)
Exterran Energy Solutions LP			8.13%	5/1/2025			3,100	2,961
Great Western Petroleum LLC			12.00%	9/1/2025			399	405	(d)
Laredo Petroleum, Inc.			9.50%	1/15/2025			593	614
New Fortress Energy, Inc.			6.50%	9/30/2026			4,815	4,604	(d)
NGL Energy Operating LLC			7.50%	2/1/2026			928	945	(d)
Summit Midstream Holdings LLC			5.75%	4/15/2025			596	542
Tervita Corporation	Canada		11.00%	12/1/2025			297	337	(d)(i)(l)
								16,776		1.03%
Food & Staples Retailing
NBC Funding LLC			2.99%	7/30/2051			25	25	(d)(e)
								25		—%
Food & Beverage
Triton Water Holdings, Inc.			6.25%	4/1/2029			100	102	(d)
								102		0.01%
Healthcare Equipment & Services
Air Methods Corporation			8.00%	5/15/2025			9,431	9,007	(d)
Lifepoint Health Inc			4.38%	2/15/2027			1,613	1,605	(d)
Team Health Holdings, Inc.			6.38%	2/1/2025			3,800	3,646	(d)
								14,258		0.87%
Insurance
NFP Corp.			6.88%	8/15/2028			2,624	2,679	(d)
								2,679		0.16%
Materials
Constellium SE	France		5.63%	6/15/2028			1,000	1,051	(d)
Constellium SE	France		5.88%	2/15/2026			250	254	(d)
Freeport-McMoRan, Inc.			4.63%	8/1/2030			1,000	1,081	(i)(l)
Freeport-McMoRan, Inc.			5.40%	11/14/2034			807	969	(i)(l)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Kraton Polymers LLC			4.25%	12/15/2025			$4,132	$4,318	(d)
OCI NV	Netherlands		5.25%	11/1/2024			2,113	2,173	(d)
The Chemours Company			4.63%	11/15/2029			198	193	(d)(i)(l)
Venator Materials LLC	Luxembourg		5.75%	7/15/2025			4,245	4,012	(d)
Venator Materials LLC	Luxembourg		9.50%	7/1/2025			287	317	(d)
								14,368		0.88%
Media & Entertainment
Altice Financing SA	Luxembourg		5.00%	1/15/2028			7,000	6,673	(d)(i)(l)
CCO Holdings LLC			4.25%	2/1/2031			969	983	(d)
CSC Holdings LLC			3.38%	2/15/2031			4,000	3,720	(d)
CSC Holdings LLC			4.50%	11/15/2031			870	859	(d)
CSC Holdings LLC			4.63%	12/1/2030			2,000	1,895	(d)
Dolya Holdco 18 DAC	Ireland		5.00%	7/15/2028			3,000	3,099	(d)
Telenet Finance Luxembourg Notes Sarl	Luxembourg		5.50%	3/1/2028			400	420	(d)
								17,649		1.08%
Real Estate
HAT Holdings I LLC			3.75%	9/15/2030			4,880	4,929	(d)
Iron Mountain, Inc.			5.25%	7/15/2030			1,125	1,194	(d)
								6,123		0.37%
Retailing
HSE Finance Sarl	Luxembourg		5.75% (3M EURIBOR + 5.75%)	10/15/2026			€4,034	4,750
								4,750		0.29%
Software & Services
Avaya Inc.			6.13%	9/15/2028			1,302	1,369	(d)
Castle US Holding Corp.			9.50%	2/15/2028			594	621	(d)
CommScope Technologies LLC			6.00%	6/15/2025			373	378	(d)
Insightful Science Intermediate I, LLC			10.50%	4/28/2032			1,279	1,267	(e)
								3,635		0.22%
Technology Hardware & Equipment
Viasat, Inc.			6.50%	7/15/2028			2,790	2,938	(d)
								2,938		0.18%
Telecommunication Services
Consolidated Communications, Inc.			5.00%	10/1/2028			614	634	(d)
Consolidated Communications, Inc.			6.50%	10/1/2028			2,044	2,220	(d)
Telesat Canada	Canada		5.63%	12/6/2026			2,001	1,921	(d)
Telesat Canada	Canada		6.50%	10/15/2027			2,509	2,175	(d)
								6,950		0.42%
Utilities
Calpine Corp.			4.50%	2/15/2028			1,750	1,785	(d)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
NRG Energy, Inc.			3.63%	2/15/2031			$600	$589	(d)
								2,374		0.14%

TOTAL CORPORATE BONDS (Cost $152,165)								152,869		9.33%

COLLATERALIZED LOAN OBLIGATIONS - DEBT (b)(c)(d)(e)
AMMC CLO XI, Ltd.	Cayman Islands		5.93% (3M LIBOR + 5.80%)	4/30/2031			1,500	1,421
AMMC CLO XXI, Ltd.	Cayman Islands		6.63% (3M LIBOR + 6.50%)	11/2/2030			100	96
AMMC CLO XXII, Ltd.	Cayman Islands		5.63% (3M LIBOR + 5.50%)	4/25/2031			750	711
Apidos CLO XX, Ltd.	Cayman Islands		8.83% (3M LIBOR + 8.70%)	7/16/2031			250	230
Atlas Senior Loan Fund VII, Ltd.	Cayman Islands		8.17% (3M LIBOR + 8.05%)	11/27/2031			1,750	1,433
Atrium IX	Cayman Islands		6.57% (3M LIBOR + 6.45%)	5/28/2030			1,000	990
Bain Capital Credit CLO 2021-3, Ltd.	Cayman Islands		6.69% (3M LIBOR + 6.50%)	7/24/2034			500	495
Canyon Capital CLO 2018-1, Ltd.	Cayman Islands		5.88% (3M LIBOR + 5.75%)	7/15/2031			850	811
Carlyle Global Market Strategies CLO, Ltd. 2019-2	Cayman Islands		6.73% (3M LIBOR + 6.60%)	7/15/2032			3,000	2,975
Crestline Denali CLO XIV, Ltd.	Cayman Islands		6.49% (3M LIBOR + 6.35%)	10/23/2031			750	684
Crestline Denali CLO XIV, Ltd.	Cayman Islands		8.24% (3M LIBOR + 8.10%)	10/23/2031			250	214
Crestline Denali CLO XVI, Ltd.	Cayman Islands		2.73% (3M LIBOR + 2.60%)	1/20/2030			1,500	1,435
Denali Capital CLO XII, Ltd.	Cayman Islands		6.03% (3M LIBOR + 5.90%)	4/15/2031			750	670
Dryden 28 Senior Loan Fund	Cayman Islands		7.87% (3M LIBOR + 7.75%)	8/15/2030			500	480
Dryden 55 Senior Loan Fund	Cayman Islands		5.53% (3M LIBOR + 5.40%)	4/15/2031			375	363
Dryden 57 Senior Loan Fund	Cayman Islands		5.32% (3M LIBOR + 5.20%)	5/15/2031			500	478
Dryden 58 Senior Loan Fund	Cayman Islands		5.48% (3M LIBOR + 5.35%)	7/17/2031			1,000	966
Elmwood CLO VIII, Ltd.	Cayman Islands		8.13% (3M LIBOR + 8.00%)	1/20/2034			750	748
Goldentree Loan Opportunities X, Ltd.	Cayman Islands		5.79% (3M LIBOR + 5.65%)	7/20/2031			750	743
ICG U.S. CLO, Ltd. 2018-1	Cayman Islands		5.28% (3M LIBOR + 5.15%)	4/21/2031			500	453
INGIM, Ltd. 2013-3	Cayman Islands		6.03% (3M LIBOR + 5.90%)	10/18/2031			1,250	1,172

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
KKR CLO 34, Ltd.	Cayman Islands		7.02% (3M LIBOR + 6.85%)	7/15/2034			$600	$598
Madison Park Funding XIV, Ltd.	Cayman Islands		7.91% (3M LIBOR + 7.77%)	10/22/2030			1,000	878
Madison Park Funding XLVI, Ltd.	Cayman Islands		6.37% (3M LIBOR + 6.25%)	10/15/2034			250	250
Madison Park Funding XXXVI, Ltd.	Cayman Islands		7.38% (3M LIBOR + 7.25%)	1/15/2033			833	834
Northwoods Capital XII-B, Ltd.	Cayman Islands		5.91% (3M LIBOR + 5.79%)	6/15/2031			750	685
Octagon Investment Partners 35, Ltd.	Cayman Islands		5.33% (3M LIBOR + 5.20%)	1/20/2031			1,500	1,417
OHA Credit Funding 9, Ltd.	Cayman Islands		6.43% (3M LIBOR + 6.25%)	7/19/2035			950	950
OHA Loan Funding 2016-1, Ltd.	Cayman Islands		6.48% (3M LIBOR + 6.35%)	1/20/2033			4,000	3,992
Venture 36A CLO, Ltd.	Cayman Islands		7.05% (3M LIBOR + 6.92%)	4/20/2032			300	281
Venture 37A CLO, Ltd.	Cayman Islands		7.08% (3M LIBOR + 6.95%)	7/15/2032			3,000	2,872
Wellfleet CLO 2018-3, Ltd.	Cayman Islands		6.38% (3M LIBOR + 6.25%)	1/20/2032			250	243
TOTAL COLLATERALIZED LOAN OBLIGATIONS - DEBT (Cost $31,352)								30,568		1.87%

COLLATERALIZED LOAN OBLIGATIONS - EQUITY (d)(e)
AIMCO CLO XI, Ltd.	Cayman Islands		16.43%	10/15/2031			6,877	6,414
Allegro CLO VII, Ltd. 2018-2A	Cayman Islands		13.36%	7/15/2031			2,150	1,273
ALM, Ltd.	Cayman Islands		12.29%	10/15/2035			1,166	1,042	(i)
AMMC CLO XXI, Ltd.	Cayman Islands		18.70%	11/2/2030			500	281
AMMC CLO XXII, Ltd.	Cayman Islands		14.33%	4/25/2031			1,500	976
Anchorage Credit Funding 3, Ltd.	Cayman Islands		2.55%	1/28/2039			520	462
Atlas Senior Loan Fund III, Ltd.	Cayman Islands		4.23%	11/17/2027			250	35
Atrium XV	Cayman Islands		13.82%	1/23/2031			4,080	2,937
Avery Point VI CLO, Ltd.	Cayman Islands		52.43%	8/5/2027			314	54
Bain Capital Credit CLO 2017-2, Ltd.	Cayman Islands		21.76%	7/25/2034			3,461	2,769
Bain Capital Credit CLO 2018-1, Ltd.	Cayman Islands		18.87%	4/23/2031			1,420	977
Bain Capital Credit CLO 2019-1, Ltd.	Cayman Islands		17.22%	4/18/2032			1,400	1,105
Bain Capital Credit CLO 2019-2, Ltd.	Cayman Islands		11.39%	10/17/2032			810	598

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)	Percentage of Net Assets
Bain Capital Credit CLO 2020-1, Ltd.	Cayman Islands		21.08%	4/18/2033			$1,250	$1,062
Bain Capital Credit CLO 2020-2, Ltd.	Cayman Islands		18.12%	7/19/2034			800	662
Bardot CLO, Ltd.	Cayman Islands		15.75%	10/22/2032			2,250	1,954
Canyon Capital CLO 2016-1, Ltd.	Cayman Islands		12.89%	7/15/2031			1,000	770
Canyon Capital CLO 2019-1, Ltd.	Cayman Islands		11.83%	4/15/2032			2,798	2,115
Carlyle Global Market Strategies CLO, Ltd. 2013-1	Cayman Islands		18.16%	8/14/2030			500	200
Carlyle Global Market Strategies CLO, Ltd. 2018-3	Cayman Islands		13.44%	10/15/2030			750	451
Carlyle Global Market Strategies CLO, Ltd. 2018-4	Cayman Islands		18.70%	1/20/2031			2,310	1,734
Carlyle Global Market Strategies CLO, Ltd. 2019-3	Cayman Islands		13.14%	10/20/2032			3,875	3,049
Cedar Funding CLO V, Ltd.	Cayman Islands		16.32%	7/17/2031			2,300	1,980
Cedar Funding CLO VIII, Ltd.	Cayman Islands		9.57%	10/17/2034			365	215
CIFC Funding 2015-IV, Ltd.	Cayman Islands		10.46%	4/20/2034			1,607	775
CIFC Funding 2018-V, Ltd.	Cayman Islands		16.61%	1/15/2032			625	459
CIFC Funding 2019-I, Ltd.	Cayman Islands		22.37%	4/20/2032			1,500	1,159
CIFC Funding 2021-V, Ltd.	Cayman Islands		12.29%	7/15/2034			5,200	4,759
Dryden 28 Senior Loan Fund	Cayman Islands		16.37%	8/15/2030			1,406	510
Dryden 43 Senior Loan Fund	Cayman Islands		23.17%	4/20/2034			1,610	1,179
Dryden 58 Senior Loan Fund	Cayman Islands		16.35%	7/17/2031			3,125	2,468
Dryden 65 Senior Loan Fund	Cayman Islands		18.04%	7/18/2030			700	507
Dryden 75 CLO, Ltd.	Cayman Islands		12.29%	7/15/2030			1,200	1,211
Dryden 78 Senior Loan Fund	Cayman Islands		18.83%	4/17/2033			10,625	9,701
Eastland Investors Corp	Cayman Islands			5/1/2022			—	136
Elmwood CLO V, Ltd.	Cayman Islands		21.48%	7/24/2031			2,875	3,034
Elmwood CLO XI, Ltd.	Cayman Islands		12.29%	10/20/2034			4,050	4,026
ICG U.S. CLO, Ltd. 2018-2	Cayman Islands		17.21%	7/22/2031			1,650	1,164
ICG U.S. CLO, Ltd. 2020-1	Cayman Islands		17.19%	10/22/2031			500	406

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
ICG U.S. CLO, Ltd. 2021-1	Cayman Islands		14.24%	4/17/2034			$2,100	$1,781
Invesco CLO 2021-2, Ltd.	Cayman Islands		12.29%	7/15/2034			484	367
LCM XVIII LP	Cayman Islands		20.00%	4/20/2031			993	371
Madison Park Funding XXII, Ltd.	Cayman Islands		7.75%	1/15/2033			7,400	5,719
Madison Park Funding XXVII, Ltd.	Cayman Islands		13.56%	1/20/2047			250	209
Madison Park Funding XXVIII, Ltd.	Cayman Islands		12.35%	7/15/2030			3,000	2,291
Madison Park Funding XXXI, Ltd.	Cayman Islands		14.85%	1/23/2048			4,250	3,487
Madison Park Funding XXXII, Ltd.	Cayman Islands		20.99%	1/22/2048			1,250	1,066
Madison Park Funding XXXVII, Ltd.	Cayman Islands		13.78%	7/15/2049			7,500	7,777
Magnetite VI, Ltd.	Cayman Islands			9/15/2023			1,241	—
Magnetite XXVIII, Ltd.	Cayman Islands		15.25%	10/25/2031			5,250	4,693
Neuberger Berman CLO XXIII, Ltd.	Cayman Islands		93.56%	10/17/2027			29	3
Newark BSL CLO 1, Ltd.	Cayman Islands		53.04%	7/25/2030			250	164
Oaktree CLO 2018-1, Ltd.	Cayman Islands		13.03%	10/20/2030			2,850	1,568
Oaktree CLO 2019-2, Ltd.	Cayman Islands		9.99%	4/15/2031			3,860	2,439
Oaktree CLO 2019-3, Ltd.	Cayman Islands		11.84%	7/20/2031			6,229	4,238	(i)
OHA Credit Partners X-R, Ltd.	Cayman Islands		12.29%	4/20/2034			1,493	791
OHA Credit Partners XV, Ltd.	Cayman Islands		15.39%	1/20/2030			1,360	979
OHA Credit Partners XVI	Cayman Islands		12.29%	10/18/2034			4,575	4,027
OHA Loan Funding 2013-1, Ltd.	Cayman Islands		15.57%	7/23/2031			876	425
OHA Loan Funding 2016-1, Ltd.	Cayman Islands		15.38%	1/20/2033			8,800	6,997
OZLM XVI, Ltd.	Cayman Islands		28.51%	5/16/2030			563	226
OZLM XXI, Ltd.	Cayman Islands		15.29%	1/20/2031			1,500	868
Reese Park CLO, Ltd	Cayman Islands			10/15/2032			703	—
Reese Park CLO, Ltd	Cayman Islands		15.69%	10/15/2032			703	551
RR 14, Ltd.	Cayman Islands		12.29%	4/15/2121			750	712
RR 2, Ltd.	Cayman Islands		12.29%	10/15/2117			500	428
RR 6, Ltd.	Cayman Islands		10.44%	4/15/2036			1,000	1,088
RR 8, Ltd.	Cayman Islands		11.78%	4/15/2120			550	514
Signal Peak CLO 5, Ltd.	Cayman Islands		15.63%	4/25/2031			2,500	1,673

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Signal Peak CLO 6, Ltd.	Cayman Islands		21.55%	7/28/2031			$500	$327
Signal Peak CLO 8, Ltd.	Cayman Islands		15.26%	4/20/2033			6,350	5,777
Steele Creek CLO, Ltd. 2017-1	Cayman Islands		10.76%	10/15/2030			250	134
Symphony CLO XI Ltd	Cayman Islands			1/17/2025			1	—
THL Credit Wind River 2018-3 CLO, Ltd.	Cayman Islands		16.31%	1/20/2031			250	201
THL Credit Wind River 2018-3 CLO, Ltd.	Cayman Islands		24.95%	1/20/2031			3,875	3,113
Voya CLO 2020-1, Ltd.	Cayman Islands		17.57%	7/16/2034			1,067	1,030
Wellfleet CLO 2017-3, Ltd.	Cayman Islands		16.24%	1/17/2031			250	159
Wellfleet CLO 2018-3, Ltd.	Cayman Islands		13.13%	1/20/2032			2,400	1,694
Wellfleet CLO 2020-1, Ltd.	Cayman Islands		12.96%	4/15/2033			5,955	4,534
Wellman Park CLO, Ltd.	Cayman Islands		12.29%	7/15/2034			7,650	2,306
York CLO-7, Ltd.	Cayman Islands		16.02%	1/22/2033			4,000	3,251
TOTAL COLLATERALIZED LOAN OBLIGATIONS - EQUITY (Cost $120,558)								142,587		8.70%

COMMON STOCKS (d)
Automobiles & Components
Automotive Keys Investor, LLC		Class A			11/6/2020	37,749		3	(e)(k)
Highline PPC Blocker LLC					11/4/2020	500		39	(e)(k)
Metis Topco, LP					5/4/2021	50		50	(e)(k)
Sun TopCo, LP		Class A			9/8/2021	500		50	(e)(k)
								142		0.01%
Capital Goods
Dynamic NC Investment Holdings, LP					12/30/2020	50,000		41	(e)(k)
Kene Holdings, L.P.		Class A			8/8/2019	50,000		52	(e)(k)
Tutor Perini Corporation						1,900		25	(k)
US Global Jets ETF						13,838		327	(k)
								445		0.03%
Commercial & Professional Services
Bedrock Parent Holdings, LP		Class A			4/22/2021	500		55	(e)(k)
Capstone Parent Holdings, LP		Class A			11/12/2020	50		62	(e)
IRI Parent, L.P.		Class A-1			11/29/2018	250		66	(e)(k)
KKR Nest Co-Invest L.P.					9/28/2021	50,000		50	(e)(k)
Laboratories Topco LLC		Class A			7/23/2021	33,333		50	(e)(k)
North American Fire Ultimate Holdings, LLC					5/19/2021	50,000		50	(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
PSP Registrar Co-Investment Fund, L.P.		Class A			8/26/2021	50,000		$50	(e)(k)
RC V Tecmo Investor LLC					8/14/2020	50,000		101	(e)
SSE Parent, LP		Class A-1			6/30/2020	25		8	(e)(k)
SSE Parent, LP		Class A-2			6/30/2020	25		8	(e)(k)
								500		0.03%
Consumer Durables & Apparel
Centric Brands GP LLC					10/9/2020	9,495		264	(e)(k)
DRS Holdings I, Inc.					11/1/2019	50		60	(e)(k)
								324		0.02%
Consumer Services
OMERS Mahomes Investment Holdings LLC		Class A			11/16/2020	15		64	(e)(k)
								64		—%
Diversified Financials
Apollo Tactical Income Fund Inc						811		13
BCC Blueprint Investments, LLC					9/15/2021	549,044		549	(e)(k)
Blackstone Strategic Credit Fund						3,073		43
Blackstone/GSO Long-Short Credit Income Fund						70		1
LaRousseCo Limited	Jersey	Class A			9/24/2021	6,784		9	(e)(k)
Owl Rock Capital Corp						2,500		35
Sera 2021 LLC		Class A			3/30/2021	3		—	(e)(k)
The Ultimus Group Aggregator, LP		Class A			2/1/2019	—		—	(e)(k)
The Ultimus Group Aggregator, LP		Class B			2/1/2019	182		—	(e)(k)
The Ultimus Group, LLC		Class B			2/1/2019	1,609		—	(e)(k)
								650		0.04%
Energy
Antero Resources Corp						11,111		209	(k)
Extraction Oil & Gas Inc						3,524		199	(k)
FTS International Inc						8,806		217	(k)
Sundance Energy Inc.					4/23/2018	2,602		1,415	(e)(k)
								2,040		0.13%
Food & Staples Retailing
KCAKE Holdings Inc.					5/14/2021	50		50	(e)(k)
								50		—%
Food & Beverage
Sanderson Farms Inc						2,400		452	(k)
								452		0.03%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Healthcare Equipment & Services
Bearcat Parent, Inc.					7/9/2019	51		$138	(e)(k)
Olympia TopCo, L.P.		Class A			9/24/2019	50,000		7	(e)(k)
OMERS Bluejay Investment Holdings LP		Class A			7/10/2018	25		47	(e)(k)
OMERS Wildcats Investment Holdings LLC		Class A			10/31/2019	169		73	(e)(k)
SiroMed Equity Holdings, LLC					3/26/2018	3,703		3	(e)(k)
Virence Holdings LLC		Class A			2/11/2019	—		65	(e)(k)
								333		0.02%
Household & Personal Products
RMCF V CIV XLIV, L.P.					8/20/2021	50,000		50	(e)(k)
								50		—%
Insurance
High Street HoldCo LLC		Series A			4/16/2021	50,000		80	(e)
High Street HoldCo LLC		Series C			4/16/2021	355,356		567	(e)
								647		0.04%
Materials
Berry Global Group Inc						4,487		273	(k)
KNPAK Holdings, LP		Class A			7/2/2019	100,000		82	(e)(k)
Novipax Parent Holding Company, L.L.C.		Class C			12/1/2020	50		8	(e)(k)
Plaskolite PPC Blocker LLC					12/14/2018	10		2	(e)(k)
								365		0.02%
Media & Entertainment
Storm Investment S.a.r.l.	Luxembourg	Class A			6/24/2021	491,621		197	(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class B			6/24/2021	491,621		197	(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class C			6/24/2021	491,621		197	(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class D			6/24/2021	491,621		197	(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class E			6/24/2021	491,621		197	(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class F			6/24/2021	491,621		197	(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class G			6/24/2021	491,621		197	(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class H			6/24/2021	491,621		197	(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class I			6/24/2021	491,621		197	(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Storm Investment S.a.r.l.	Luxembourg				6/24/2021	590		$1	(e)(k)
								1,774		0.11%
Pharmaceuticals, Biotechnology & Life Sciences
Coherus Biosciences Inc						2,456		39	(k)
								39		—%
Real Estate
Illinois Investment S.a.r.l.	Luxembourg	Class A			9/15/2021	3,400,700		14	(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class B			9/15/2021	3,400,700		14	(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class C			9/15/2021	3,400,700		14	(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class D			9/15/2021	3,400,700		14	(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class E			9/15/2021	3,400,700		14	(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class F			9/15/2021	3,400,700		14	(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class G			9/15/2021	3,400,700		14	(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class H			9/15/2021	3,400,700		14	(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class I			9/15/2021	3,400,700		14	(e)(k)
Illinois Investment S.a.r.l.	Luxembourg				9/15/2021	4,081		1	(e)(k)
								127		0.01%
Retailing
ARKO Corp.					12/22/2020	106		1	(e)(k)
Emerald Lake Pearl Acquisition-A, L.P.					7/19/2021	43,500		44	(e)(k)
Fastsigns Holdings Inc.					3/13/2019	50		75	(e)(k)
Marcone Yellowstone Holdings, LLC		Class A			6/23/2021	50		61	(e)(k)
								181		0.01%
Software & Services
APG Holdings, LLC		Class A			1/3/2020	50,000		62	(e)(k)
Astorg VII Co-Invest ERT	Luxembourg				1/31/2020	1,208,500		1,748	(e)(k)
Consilio Investment Holdings, L.P.					5/28/2021	50,000		62	(e)(k)
Cority Parent, Inc.	Canada	Class B-1			7/2/2019	47,536		63	(e)(k)
Denali Topco LLC		Class A			9/15/2021	50,000		50	(e)(k)
Destiny Digital Holdings, L.P.					5/27/2021	3,076		46	(e)(k)
EQT IX Co-Investment (E) SCSP					4/16/2021	5,000		55	(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Frontline Technologies Parent, LLC		Class B			9/18/2017	2,728		$23	(e)(k)
H&F Unite Partners, L.P.					5/1/2019	50,032		62	(e)(k)
Insight PDI Holdings, LLC		Class A			3/19/2019	26,548		36	(e)(k)
Magic Topco, L.P.		Class B			9/21/2020	12,975		20	(e)(k)
PS Co-Invest, L.P.					3/5/2021	50,000		50	(e)(k)
Rocket Parent, LLC		Class A			12/17/2018	50,000		53	(e)(k)
Skywalker TopCo, LLC					11/20/2020	14,925		53	(e)(k)
								2,383		0.15%
Technology Hardware & Equipment
Repairify Holdings, LLC		Class A			6/14/2021	1,655		50	(e)(k)
Wildcat Parent, LP					2/27/2020	535		84	(e)(k)
								134		0.01%
Transportation
Allegiant Travel Co						823		161	(k)
Delta Air Lines Inc						4,000		171	(k)
Shur-Co HoldCo, Inc.					6/30/2021	50,000		63	(e)(k)
								395		0.02%
Utilities
FirstEnergy Corp						5,000		178
								178		0.01%

TOTAL COMMON STOCKS (Cost $9,532)								11,273		0.69%

PREFERRED STOCKS (b)(c)(d)(e)
Automobiles & Components
Automotive Keys Investor, LLC			9.00%		11/6/2020	37,749		41	(g)
McLaren Group Limited			12.50%		8/2/2021	63,529		8,543	(g)
Metis Holdco, Inc.		Class A	7.00%		5/4/2021	7,959		7,940	(g)
								16,524		1.01%
Commercial & Professional Services
IRI Group Holdings, Inc.		Series A-1	11.50% (6M LIBOR + 10.50%)		11/29/2018	25		35	(g)
Marmic Topco L.P.			8.00%		3/5/2021	50,000		58	(g)
								93		0.01%
Consumer Services
Aragorn Parent Holdings LP		Series A	10.00%		10/15/2020	50,000		64	(g)
Redwood Services Holdco, LLC		Series D	8.00%		12/31/2020	27,076		42	(g)
								106		0.01%
Diversified Financials
LaRousseCo Limited	Jersey	Class A			9/24/2021	297,963		401	(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
LaRousseCo Limited	Jersey				9/24/2021	21,247		$30	(k)
The Ultimus Group, LLC		Class A	8.00%		6/21/2021	1		1	(g)(k)
								432		0.03%
Energy
Ferrellgas, L.P.			8.96%		3/30/2021	8,734		8,734	(g)
								8,734		0.53%
Food & Beverage
Watermill Express Holdings, LLC		Class A	8.00%		4/20/2021	5,000		52	(g)
								52		—%
Healthcare Equipment & Services
Olympia TopCo, L.P.			15.00%		7/28/2021	2,184		1	(g)
Symplr Software Intermediate Holdings, Inc.		Series C	11.00%		12/22/2020	6,030		6,447	(g)
Teligent, Inc.					12/11/2018	1,797		—	(k)
								6,448		0.39%
Insurance
High Street HoldCo LLC		Series A	10.00%		4/16/2021	6,905,654		7,138	(g)
								7,138		0.44%
Materials
Novipax Parent Holding Company, L.L.C.		Class A	10.00%		12/1/2020	50		50	(g)
								50		—%
Media & Entertainment
PRG III, LLC		Class A	5.50%		10/6/2020	2,250		32	(g)(k)
								32		—%
Pharmaceuticals, Biotechnology & Life Sciences
Cardinal Topco Holdings, L.P.		Class A	8.00%		9/15/2020	100		228	(g)
								228		0.01%
Software & Services
Appriss Health Intermediate Holdings, Inc.		Series A	11.00%		5/6/2021	3,657		3,821	(g)
Cority Parent, Inc.	Canada	Class A-1	9.00%		7/2/2019	50		61	(g)
DCert Preferred Holdings, Inc.		Series A	10.50%		5/25/2021	22,284		22,284	(g)
Diligent Preferred Issuer, Inc.			10.50%		4/6/2021	1,476		1,552	(g)
EZ Elemica Holdings, Inc.					9/18/2019	50		54	(k)
Frontline Technologies Parent, LLC		Class A	9.00%		9/18/2017	25		36	(g)
GSV PracticeTek Holdings, LLC		Class A	8.00%		3/31/2021	216,667		217	(g)
Insightful Science Holdings, LLC			14.00%		4/28/2021	62,340		1,720	(g)
Magic Topco, L.P.		Class A	9.00%		9/21/2020	58		63	(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Packers Software Intermediate Holdings, Inc.		Series A	11.14% (3M LIBOR + 11.00%)		11/12/2020	50			$55	(g)
Packers Software Intermediate Holdings, Inc.		Series A-2	11.14% (3M LIBOR + 11.00%)			18			20	(g)
Peachtree Parent, Inc.		Series A	13.25%		3/19/2019	25			35	(g)
Project Essential Super Parent, Inc.			10.50% (3M LIBOR + 9.50%)		4/20/2021	2,963			3,106	(g)
Titan DI Preferred Holdings, Inc.			13.50%		2/11/2020	—			62	(g)
									33,086		2.02%

TOTAL PREFERRED STOCKS (Cost $69,395)									72,923		4.45%

PRIVATE ASSET-BACKED DEBT (b)(c)(d)(e)
Diversified Financials
Affirm Operational Loans VI Trust		1st Lien Revolver	10.35% (1M LIBOR + 9.75%)	12/17/2026				500	131	(g)(h)
ARM Funding 2019-1, LLC		1st Lien Revolver	8.95% (1M LIBOR + 7.95%)	2/29/2024				2,500	1,727	(h)
BFS Receivables I LLC		1st Lien Revolver		3/14/2025				1,250	—	(h)
DFC Global Facility Borrower III LLC		1st Lien Revolver	4.25% (1M CDOR + 3.75%)	6/28/2026			CAD	8,582	4,790	(h)(o)(p)
DFC Global Facility Borrower III LLC		1st Lien Revolver	8.00% (1M CDOR + 7.50%)	6/28/2026			CAD	8,582	4,722	(h)
Finance Ireland Loan and Treasury DAC	Ireland	1st Lien Delayed Draw Term Loan	9.25% (3M EURIBOR + 9.25%)	6/29/2026				€2,500	999	(h)
NSF Funding 2020 Limited	Great Britain	1st Lien Revolver		6/10/2026			₤	11,500	—	(h)
Reliant SPV, LLC		1st Lien Revolver	7.00% (1M LIBOR + 6.00%)	5/28/2024				500	319	(h)
SAVOYSPECIAL LLC		1st Lien Revolver	8.25% (1M LIBOR + 7.50%)	7/1/2024				750	208	(h)
Sera 2021 LLC		1st Lien Delayed Draw Term Loan	6.25% (3M LIBOR + 5.75%)	3/30/2026				1,498	626	(h)
Spring Oaks Capital SPV, LLC		1st Lien Revolver	9.50% (1M LIBOR + 8.50%)	11/12/2025				9,000	1,812	(h)
Woodchester Funding Limited	Great Britain	1st Lien Revolver	6.80% (1M GBP LIBOR + 6.55%)	3/15/2026			₤	2,182	921	(h)(m)
									16,255		0.99%
Retailing
Tricolor Funding SPV 3 LLC		1st Lien Revolver	8.50% (1M LIBOR + 7.50%)	8/6/2027				2,273	826	(h)(n)
									826		0.05%

TOTAL PRIVATE ASSET-BACKED DEBT (Cost $16,875)									17,081		1.04%

REAL ESTATE DEBT (b)(c)(d)(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Real Estate
285 Mezz LLC		Mezzanine Term Loan	16.28% (1M LIBOR + 14.00%)	5/5/2023			$2,898	$2,273	(h)
285 Mezz LLC		Mezzanine Term Loan	20.00% (1M LIBOR + 20.00%)	5/5/2023			1,100	1,056
Mandarin Oriental Honolulu		Mezzanine Term Loan	14.00%	8/26/2021			1,776	1,776
TOTAL REAL ESTATE DEBT (Cost $5,261)								5,105		0.31%

WARRANTS (d)(e)(k)
Automobiles & Components
McLaren Group Limited	Great Britain	Common			8/2/2021	19,998		2,174
								2,174		0.13%
Commercial & Professional Services
Visual Edge Technology, Inc.		Common			3/22/2018	27,334		—
								—		—%
Consumer Services
KeyStone Sub-Debt HoldCo, LLC		Common			1/20/2021	4		713
LGDN Finco Limited	Great Britain	Common			6/22/2021	25		—
								713		0.04%
Diversified Financials
BFS Receivables I LLC		Common			8/16/2021	34,662		—
SAVOYSPECIAL LLC		Common			7/14/2021	345,508		2
								2		—%
Healthcare Equipment & Services
Air Medical Buyer Corp		Common			3/14/2018	122		3
Teligent, Inc.		Common			4/6/2020	11,342		—
Teligent, Inc.		Common			7/20/2020	2,834		—
								3		—%
Media & Entertainment
PFL MMA, Inc.		Common			1/19/2021	115,111		62
								62		0.01%
Retailing
ARKO Corp.		Common			12/22/2020	55		—
								—		—%
Transportation
Neovia Logistics Holdings Ltd.		Common			4/26/2019	194,454		6
								6		—%

TOTAL WARRANTS (Cost $2,865)								2,960		0.18%

Total Investments (Cost $2,085,619)								2,124,297		129.67%

Liabilities in Excess of Other Assets								(486,150)		(29.67)%

Net Assets								1,638,147		100.00%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
____________________________________________________

(a)Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. Investments are in United States enterprises and all principal balances shown are in U.S. Dollars unless otherwise noted.

(b)Variable rate loans bear interest at a rate that may be determined by reference to either the London Interbank Offered Rate (“LIBOR”) or an alternate base rate such as the Bank Bill Swap Bid Rate (“BBSY”), Canadian Dollar Offered Rate (“CDOR”), Copenhagen Interbank Offered Rate (“CIBOR”), Euro Interbank Offered Rate (“EURIBOR”), Norwegian Interbank Offered Rate (“NIBOR”), Prime Rate (“PRIME”), Sterling Overnight Index Average (“SONIA”), or Stockholm Interbank Offered Rate (“STIBOR”), at the borrower’s option. Stated interest rates in this schedule represents the “all-in” rate as of September 30, 2021.

(c)Variable rate coupon rate shown as of September 30, 2021.

(d)These investments, which as of September 30, 2021 represented 128.28% of the Fund's net assets or 90.74% of the Fund's total assets, may be subject to legal restrictions on sales. Acquisition dates are included above for securities that may be subject to legal restrictions on sales.

(e)Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 3 of the Notes to Consolidated Schedule of Investments).

(f)These assets are held at CADEX Credit Financing, LLC, a wholly owned special purpose financing vehicle, and are pledged as collateral for a secured revolving credit facility (see Note 1 of the Notes to Consolidated Schedule of Investments).

(g)Includes a payment-in-kind provision.

(h)As of September 30, 2021, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied.

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
285 Mezz LLC	Mezzanine Term Loan	$2,898	$(2,389)	$509
A.U.L. Corp.	1st Lien Revolver	1	—	1
AffiniPay Midco, LLC	1st Lien Revolver	766	—	766
Affirm Operational Loans VI Trust	1st Lien Revolver	500	(131)	369
AMCP Clean Intermediate, LLC	1st Lien Revolver	1	—	1
American Residential Services L.L.C.	1st Lien Revolver	1	—	1
Anaqua Parent Holdings, Inc.	1st Lien Revolver	231	—	231
Anaqua Parent Holdings, Inc.	1st Lien Delayed Draw Term Loan	523	—	523
APG Intermediate Holdings Corporation	1st Lien Revolver	1	—	1
Appriss Health, LLC	1st Lien Revolver	212	—	212
AQ Sunshine, Inc.	1st Lien Revolver	213	(57)	156
AQ Sunshine, Inc.	1st Lien Delayed Draw Term Loan	1,085	—	1,085
Ardonagh Midco 3 PLC	1st Lien Delayed Draw Term Loan	16,453	—	16,453
ARM Funding 2019-1, LLC	1st Lien Revolver	2,500	(1,726)	774
ASG Bidco Limited	1st Lien Delayed Draw Term Loan	745	—	745
Aspire Bidco Limited	1st Lien Revolver	674	—	674
Aspire Bidco Limited	1st Lien Term Loan	3,559	—	3,559
Aspris Bidco Limited	1st Lien Term Loan	1,895	—	1,895
Athenahealth, Inc.	1st Lien Revolver	232	—	232
Atlas Intermediate III L.L.C.	1st Lien Revolver	201	—	201

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Atlas Intermediate III L.L.C.	1st Lien Delayed Draw Term Loan	405	(320)	85
Auxadi Midco S.L.U.	1st Lien Term Loan	$1,474	$—	$1,474
AVSC Holding Corp.	1st Lien Term Loan	2,031	(2,026)	5
Banyan Software Holdings, LLC	1st Lien Revolver	265	(32)	233
Banyan Software Holdings, LLC	1st Lien Delayed Draw Term Loan	1,529	(275)	1,254
Bearcat Buyer, Inc.	1st Lien Revolver	580	—	580
Bearcat Buyer, Inc.	1st Lien Delayed Draw Term Loan	1	(1)	—
Bearcat Buyer, Inc.	2nd Lien Delayed Draw Term Loan	1,306	(184)	1,122
Benefytt Technologies, Inc.	1st Lien Delayed Draw Term Loan	911	—	911
Berner Food & Beverage, LLC	1st Lien Revolver	262	(52)	210
BFS Receivables I LLC	1st Lien Revolver	1,250	—	1,250
Blackwood Bidco Limited	1st Lien Delayed Draw Term Loan	3,124	(2,311)	813
CabinCo Limited	1st Lien Delayed Draw Term Loan	152	—	152
Canopy Bidco Limited	1st Lien Delayed Draw Term Loan	677	(177)	500
Capnor Connery Bidco A/S	1st Lien Delayed Draw Term Loan	7,160	(982)	6,178
Capstone Acquisition Holdings, Inc.	1st Lien Revolver	1,150	(177)	973
Capstone Acquisition Holdings, Inc.	1st Lien Delayed Draw Term Loan	1,681	—	1,681
Capstone Acquisition Holdings, Inc.	2nd Lien Delayed Draw Term Loan	531	—	531
Cardinal Parent, Inc.	1st Lien Revolver	1	—	1
CB-SDG LIMITED	1st Lien Delayed Draw Term Loan	428	—	428
CC Fly Holding II A/S	1st Lien Delayed Draw Term Loan	453	(438)	15
Centric Brands LLC	1st Lien Revolver	269	(191)	78
CEP V I 5 UK Limited	1st Lien Delayed Draw Term Loan	6,346	—	6,346
Commercial Trailer Leasing, Inc.	1st Lien Revolver	741	—	741
Commercial Trailer Leasing, Inc.	1st Lien Delayed Draw Term Loan	1,472	(682)	790
Commify Limited	1st Lien Delayed Draw Term Loan	881	(282)	599
Comprehensive EyeCare Partners, LLC	1st Lien Revolver	1	—	1
Comprehensive EyeCare Partners, LLC	1st Lien Delayed Draw Term Loan	271	(178)	93
Concert Golf Partners Holdco LLC	1st Lien Revolver	765	—	765
Confirmasoft AB	1st Lien Delayed Draw Term Loan	1,744	—	1,744
Consilio Midco Limited	1st Lien Revolver	1	—	1
Consilio Midco Limited	1st Lien Delayed Draw Term Loan	2,572	—	2,572
Continental Acquisition Holdings, Inc.	1st Lien Revolver	1	(1)	—
Continental Acquisition Holdings, Inc.	1st Lien Delayed Draw Term Loan	1,461	—	1,461
Cority Software Inc.	1st Lien Revolver	231	—	231
CPI Holdco, LLC	1st Lien Revolver	3,435	—	3,435
Creation Holdings Inc.	1st Lien Revolver	545	(454)	91
CVP Holdco, Inc.	1st Lien Revolver	326	—	326
CVP Holdco, Inc.	1st Lien Delayed Draw Term Loan	10,389	(3,124)	7,265
DecoPac, Inc.	1st Lien Revolver	2,382	(340)	2,042
Denali Holdco LLC	1st Lien Revolver	592	—	592
DFC Global Facility Borrower III LLC	1st Lien Revolver	13,551	(9,580)	3,971
Diligent Corporation	1st Lien Revolver	513	—	513
Diligent Corporation	1st Lien Delayed Draw Term Loan	687	—	687
DRS Holdings III, Inc.	1st Lien Revolver	173	—	173
DS Admiral Bidco, LLC	1st Lien Revolver	358	—	358
Dynamic NC Aerospace Holdings, LLC	1st Lien Revolver	1,296	—	1,296
Eleda BidCo AB	1st Lien Delayed Draw Term Loan	914	—	914
Elemica Parent, Inc.	1st Lien Revolver	1,426	(268)	1,158
Elevation Services Parent Holdings, LLC	1st Lien Revolver	386	(167)	219
EPS NASS Parent, Inc.	1st Lien Revolver	158	(20)	138

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
EPS NASS Parent, Inc.	1st Lien Delayed Draw Term Loan	585	—	585
eResearch Technology, Inc.	2nd Lien Delayed Draw Term Loan	$1,343	$(672)	$671
Essential Services Holding Corporation	1st Lien Revolver	1,560	—	1,560
Essential Services Holding Corporation	1st Lien Delayed Draw Term Loan	22,168	(18,358)	3,810
EuroParcs Topholding B.V.	1st Lien Delayed Draw Term Loan	946	(945)	1
ExtraHop Networks, Inc.	1st Lien Last Out Delayed Draw Term Loan	933	(43)	890
FCG Acquisitions, Inc.	1st Lien Delayed Draw Term Loan	320	(307)	13
Finance Ireland Loan and Treasury DAC	1st Lien Delayed Draw Term Loan	2,896	(1,047)	1,849
FL Hawk Intermediate Holdings, Inc.	1st Lien Revolver	1,312	—	1,312
FL Hawk Intermediate Holdings, Inc.	1st Lien Delayed Draw Term Loan	1,017	—	1,017
Floss Bidco Limited	1st Lien Delayed Draw Term Loan	1,629	(549)	1,080
Flow Control Solutions, Inc.	1st Lien Revolver	373	—	373
Flow Control Solutions, Inc.	1st Lien Delayed Draw Term Loan	1,595	(1,121)	474
Foundation Consumer Brands, LLC	1st Lien Revolver	389	—	389
Foundation Risk Partners, Corp.	1st Lien Revolver	3	—	3
Foundation Risk Partners, Corp.	1st Lien Delayed Draw Term Loan	1,159	(628)	531
Foundation Risk Partners, Corp.	2nd Lien Delayed Draw Term Loan	766	—	766
FWR Holding Corporation	1st Lien Revolver	1	—	1
FWR Holding Corporation	1st Lien Delayed Draw Term Loan	4	—	4
Galway Borrower LLC	1st Lien Revolver	969	—	969
Galway Borrower LLC	1st Lien Delayed Draw Term Loan	2,286	—	2,286
Gilfoyle Bidco AB	1st Lien Term Loan	2,215	—	2,215
Global Music Rights, LLC	1st Lien Revolver	473	—	473
GraphPAD Software, LLC	1st Lien Revolver	2	(1)	1
Hammersmith Bidco Limited	1st Lien Delayed Draw Term Loan	4,241	(2,635)	1,606
HH-Stella, Inc.	1st Lien Revolver	444	(51)	393
HH-Stella, Inc.	1st Lien Delayed Draw Term Loan	1,979	(223)	1,756
High Street Buyer, Inc.	1st Lien Revolver	688	—	688
High Street Buyer, Inc.	1st Lien Delayed Draw Term Loan	15,144	(4,718)	10,426
Highline Aftermarket Acquisition, LLC	1st Lien Revolver	1	—	1
Hometown Food Company	1st Lien Revolver	1	—	1
Horizon Bidco S.A.S.	1st Lien Term Loan	25,062	—	25,062
Indigo IT Bidco Limited	1st Lien Delayed Draw Term Loan	874	—	874
IntraPac International LLC	1st Lien Revolver	415	(135)	280
Ivanti Software, Inc.	1st Lien Revolver	460	—	460
Jewel Bidco Limited	1st Lien Revolver	1,347	(741)	606
Jewel Bidco Limited	1st Lien Term Loan	5,117	—	5,117
Jim N Nicks Management LLC	1st Lien Revolver	1	(1)	—
Kellermeyer Bergensons Services, LLC	1st Lien Delayed Draw Term Loan	4,569	(1,244)	3,325
Kene Acquisition, Inc.	1st Lien Revolver	676	—	676
Laboratories Bidco LLC	1st Lien Revolver	1,562	—	1,562
Laboratories Bidco LLC	1st Lien Delayed Draw Term Loan	2,201	—	2,201
Lavatio Midco Sarl	1st Lien Delayed Draw Term Loan	1,137	(709)	428
LGDN Finco Limited	1st Lien Revolver	135	—	135
LGDN Finco Limited	1st Lien Term Loan	1,727	(345)	1,382
Majesco	1st Lien Revolver	624	—	624
Marcone Yellowstone Buyer Inc.	1st Lien Delayed Draw Term Loan	2,790	—	2,790
Marmic Purchaser, LLC	1st Lien Revolver	287	—	287
Marmic Purchaser, LLC	1st Lien Delayed Draw Term Loan	1,196	(342)	854
Maverick Acquisition, Inc.	1st Lien Delayed Draw Term Loan	1,915	—	1,915
Mavis Tire Express Services Topco Corp.	1st Lien Revolver	1	—	1

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
MC Plato Bidco Limited	1st Lien Revolver	1,347	—	1,347
MC Plato Bidco Limited	1st Lien Term Loan	$2,091	$—	$2,091
Mercury Borrower, Inc.	1st Lien Revolver	470	(81)	389
Micromeritics Instrument Corp.	1st Lien Revolver	331	—	331
MMIT Holdings, LLC	1st Lien Revolver	651	—	651
Monica Holdco (US), Inc.	1st Lien Revolver	1,009	—	1,009
Mozart Debt Merger Sub, Inc.	1st Lien Term Loan	5,199	—	5,199
MRI Software LLC	1st Lien Revolver	508	—	508
MRI Software LLC	1st Lien Delayed Draw Term Loan	919	—	919
MWG BidCo ApS	1st Lien Term Loan	769	—	769
Nelipak European Holdings Cooperatief U.A.	1st Lien Revolver	674	—	674
Nelipak Holding Company	1st Lien Revolver	605	(253)	352
Nest Topco Borrower Inc.	Subordinated Delayed Draw Term Loan	13,162	—	13,162
NMC Skincare Intermediate Holdings II, LLC	1st Lien Revolver	333	(267)	66
North American Fire Holdings, LLC	1st Lien Revolver	411	—	411
North American Fire Holdings, LLC	1st Lien Delayed Draw Term Loan	2,462	—	2,462
North American Science Associates, LLC	1st Lien Revolver	1	(1)	—
North American Science Associates, LLC	1st Lien Delayed Draw Term Loan	916	—	916
North Haven Stack Buyer, LLC	1st Lien Revolver	259	(23)	236
North Haven Stack Buyer, LLC	1st Lien Delayed Draw Term Loan	1,016	(40)	976
NSF Funding 2020 Limited	1st Lien Revolver	15,495	—	15,495
NueHealth Performance, LLC	1st Lien Delayed Draw Term Loan	605	(496)	109
Oakley Ekomid Limited	1st Lien Delayed Draw Term Loan	652	—	652
Olympia Acquisition, Inc.	1st Lien Revolver	641	(598)	43
OMH-HealthEdge Holdings, LLC	1st Lien Revolver	1	—	1
OneDigital Borrower LLC	1st Lien Delayed Draw Term Loan	46	—	46
Optio Group Limited	1st Lien Delayed Draw Term Loan	806	(377)	429
P27 BIDCO LIMITED	1st Lien Delayed Draw Term Loan	438	(88)	350
PDI TA Holdings, Inc.	1st Lien Revolver	205	—	205
PDI TA Holdings, Inc.	2nd Lien Delayed Draw Term Loan	138	(75)	63
People Corporation	1st Lien Revolver	709	(130)	579
People Corporation	1st Lien Delayed Draw Term Loan	5,100	(1,523)	3,577
Petroleum Service Group LLC	1st Lien Revolver	2,106	—	2,106
Pluralsight, Inc.	1st Lien Revolver	1,204	—	1,204
Practicetek Purchaser, LLC	1st Lien Revolver	138	—	138
Practicetek Purchaser, LLC	1st Lien Delayed Draw Term Loan	886	(554)	332
Premier Specialties, Inc.	1st Lien Revolver	385	—	385
Premier Specialties, Inc.	1st Lien Delayed Draw Term Loan	829	—	829
Premise Health Holding Corp.	1st Lien Revolver	1	—	1
Pretium PKG Holdings, Inc.	2nd Lien Term Loan	1,025	—	1,025
Production Resource Group, LLC	1st Lien Delayed Draw Term Loan	147	(49)	98
ProfitSolv Purchaser, Inc.	1st Lien Revolver	608	—	608
ProfitSolv Purchaser, Inc.	1st Lien Delayed Draw Term Loan	2,555	(194)	2,361
Project Essential Bidco, Inc.	1st Lien Revolver	121	—	121
Proofpoint, Inc.	1st Lien Revolver	240	—	240
PROTON JVCO S.A R.L.	1st Lien Term Loan	965	—	965
QF Holdings, Inc.	1st Lien Revolver	1	—	1
QF Holdings, Inc.	1st Lien Delayed Draw Term Loan	263	—	263
Radius Aerospace Europe Limited	1st Lien Revolver	250	—	250
Radius Aerospace, Inc.	1st Lien Revolver	429	—	429
Raptor Technologies, LLC	1st Lien Revolver	1	(1)	—

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Rawlings Sporting Goods Company, Inc	1st Lien Revolver	1	—	1
Reddy Ice LLC	1st Lien Revolver	$955	$—	$955
Reddy Ice LLC	1st Lien Delayed Draw Term Loan	551	(55)	496
Redwood Services, LLC	1st Lien Revolver	158	—	158
Redwood Services, LLC	1st Lien Delayed Draw Term Loan	1,068	(128)	940
Registrar Intermediate, LLC	1st Lien Revolver	764	—	764
Registrar Intermediate, LLC	1st Lien Delayed Draw Term Loan	2,327	—	2,327
Relativity ODA LLC	1st Lien Revolver	1	—	1
Reliant SPV, LLC	1st Lien Revolver	500	(319)	181
Repairify, Inc.	1st Lien Revolver	766	—	766
Rodeo AcquisitionCo LLC	1st Lien Revolver	311	(64)	247
Rodeo AcquisitionCo LLC	1st Lien Delayed Draw Term Loan	460	—	460
RSC Acquisition, Inc.	1st Lien Revolver	1	—	1
RSK Group Limited	1st Lien Term Loan	4,414	(1,563)	2,851
Rugby Australia Ltd	1st Lien Delayed Draw Term Loan	904	—	904
Safe Home Security, Inc.	1st Lien Delayed Draw Term Loan	287	—	287
Saldon Holdings, Inc.	1st Lien Revolver	381	—	381
SAVOYSPECIAL LLC	1st Lien Revolver	750	(212)	538
SCM Insurance Services Inc.	1st Lien Revolver	1	—	1
SelectQuote, Inc.	1st Lien Delayed Draw Term Loan	2,455	—	2,455
Sera 2021 LLC	1st Lien Delayed Draw Term Loan	1,498	(652)	846
Service Logic Acquisition, Inc.	1st Lien Revolver	1,007	—	1,007
Service Logic Acquisition, Inc.	1st Lien Delayed Draw Term Loan	1,124	(39)	1,085
SFE Intermediate HoldCo LLC	1st Lien Revolver	2	—	2
Shur-Co Acquisition, Inc.	1st Lien Revolver	441	(88)	353
Sigma Electric Manufacturing Corporation	1st Lien Revolver	1	—	1
SiroMed Physician Services, Inc.	1st Lien Revolver	1	—	1
SLR BD Limited	1st Lien Revolver	1,347	—	1,347
SLR BD Limited	1st Lien Term Loan	2,603	—	2,603
Spectra Finance, LLC	1st Lien Revolver	1	—	1
Spring Insurance Solutions, LLC	1st Lien Delayed Draw Term Loan	1,151	(127)	1,024
Spring Oaks Capital SPV, LLC	1st Lien Revolver	9,000	(1,812)	7,188
SSE Buyer, Inc.	1st Lien Revolver	3	(1)	2
SSE Buyer, Inc.	1st Lien Delayed Draw Term Loan	189	—	189
Stealth Holding LLC	1st Lien Delayed Draw Term Loan	989	(297)	692
Sun Acquirer Corp.	1st Lien Revolver	1,059	—	1,059
Sun Acquirer Corp.	1st Lien Delayed Draw Term Loan	4,869	(689)	4,180
Sundance Group Holdings, Inc.	1st Lien Revolver	1	—	1
Sundance Group Holdings, Inc.	1st Lien Delayed Draw Term Loan	453	—	453
Sunshine Sub, LLC	1st Lien Revolver	144	—	144
Symbol Bidco I Limited	1st Lien Delayed Draw Term Loan	577	(199)	378
Symplr Software Inc.	1st Lien Revolver	1	—	1
TA/WEG Holdings, LLC	1st Lien Revolver	914	(685)	229
TA/WEG Holdings, LLC	1st Lien Delayed Draw Term Loan	10,080	(1,828)	8,252
TCP Hawker Intermediate LLC	1st Lien Revolver	458	—	458
TCP Hawker Intermediate LLC	1st Lien Delayed Draw Term Loan	495	—	495
Teligent, Inc.	1st Lien Revolver	1	(1)	—
Teligent, Inc.	2nd Lien Delayed Draw Term Loan	65	(22)	43
TGP Holdings III LLC	1st Lien Delayed Draw Term Loan	70	—	70
The Ultimate Software Group, Inc.	1st Lien Revolver	1	—	1
The Ultimus Group Midco, LLC	1st Lien Revolver	396	(226)	170

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Therapy Brands Holdings LLC	2nd Lien Delayed Draw Term Loan	1,284	—	1,284
Thermostat Purchaser III, Inc.	1st Lien Revolver	$100	$—	$100
Thermostat Purchaser III, Inc.	2nd Lien Delayed Draw Term Loan	612	—	612
TIGER UK BIDCO LIMITED	1st Lien Revolver	2,695	—	2,695
TIGER UK BIDCO LIMITED	1st Lien Delayed Draw Term Loan	3,176	(3,013)	163
Tricolor Funding SPV 3 LLC	1st Lien Revolver	2,273	(826)	1,447
Trident TPI Holdings, Inc.	1st Lien Delayed Draw Term Loan	317	—	317
True Potential LLP	1st Lien Delayed Draw Term Loan	2,909	(2,178)	731
Turbo Acquisitions 10 Bidco Limited	1st Lien Delayed Draw Term Loan	1,814	(181)	1,633
TWH Infrastructure Industries, Inc.	1st Lien Revolver	464	(232)	232
United Digestive MSO Parent, LLC	1st Lien Revolver	511	—	511
United Digestive MSO Parent, LLC	1st Lien Delayed Draw Term Loan	1,022	(794)	228
US Salt Investors, LLC	1st Lien Revolver	679	—	679
Veterinary Practice Partners, LLC	1st Lien Revolver	193	—	193
Veterinary Practice Partners, LLC	1st Lien Delayed Draw Term Loan	2,265	(1,787)	478
VLS Recovery Services, LLC	1st Lien Revolver	622	—	622
VLS Recovery Services, LLC	1st Lien Delayed Draw Term Loan	1,385	—	1,385
Watermill Express, LLC	1st Lien Revolver	275	—	275
Watermill Express, LLC	1st Lien Delayed Draw Term Loan	219	—	219
WebPT, Inc.	1st Lien Revolver	216	(65)	151
Wellness AcquisitionCo, Inc.	1st Lien Revolver	504	—	504
Wildcat BuyerCo, Inc.	1st Lien Revolver	255	—	255
Wildcat BuyerCo, Inc.	1st Lien Delayed Draw Term Loan	1,075	(387)	688
Woodchester Funding Limited	1st Lien Revolver	2,940	(921)	2,019
WorkWave Intermediate II, LLC	1st Lien Revolver	460	—	460
WSHP FC Acquisition LLC	1st Lien Revolver	89	(41)	48
WSHP FC Acquisition LLC	1st Lien Delayed Draw Term Loan	350	(184)	166
Total		$386,310	$(85,746)	$300,564
____________________________________________________

(i)This loan or a portion of this loan represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon a spread plus the applicable reference rate determined at the time of purchase.

(j)Loan or bond was on non-accrual status as of September 30, 2021.

(k)Non-income producing security as of September 30, 2021.

(l)When-Issued or delayed delivery security based on typical market settlement convention for such security.

(m)The Fund sold a participating interest of £1,200 in aggregate principal amount outstanding of the portfolio company’s first lien senior secured revolver. As the transaction did not qualify as a “true sale” in accordance with U.S. generally accepted accounting principles (“GAAP”), the Fund recorded a corresponding secured borrowing of $520 at fair value, included in “accrued expenses and other payables” in the accompanying consolidated statement of assets and liabilities. As of September 30, 2021, the interest rate in effect for the secured borrowing was 4.25%.

(n)The Fund sold a participating interest of $1,023 in aggregate principal amount outstanding of the portfolio company’s first lien senior secured revolver. As the transaction did not qualify as a “true sale” in accordance with GAAP, the Fund recorded a corresponding secured borrowing of $372 at fair value, included in “accrued expenses and other payables” in the accompanying consolidated statement of assets and liabilities. As of September 30, 2021, the interest rate in effect for the secured borrowing was 4.70%.

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

(o)The Fund sold a participating interest of CAD 3,862 in aggregate principal amount outstanding of the portfolio company’s first lien senior secured revolver. As the transaction did not qualify as a “true sale” in accordance with GAAP, the Fund recorded a corresponding secured borrowing of $2,154 at fair value, included in “accrued expenses and other payables” in the accompanying consolidated statement of assets and liabilities. As of September 30, 2021, the interest rate in effect for the secured borrowing was 4.25%.

(p)The Fund sold a participating interest of CAD 4,720 in aggregate principal amount outstanding of the portfolio company’s first lien senior secured revolver. As the transaction did not qualify as a “true sale” in accordance with GAAP, the Fund recorded a corresponding secured borrowing of $2,632 at fair value, included in “accrued expenses and other payables” in the accompanying consolidated statement of assets and liabilities. As of September 30, 2021, the interest rate in effect for the secured borrowing was 4.25%.

    As of September 30, 2021, the aggregate cost of securities for Federal income tax purposes was $2,086,656. Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$50,592
Gross unrealized depreciation	(12,529)
Net unrealized appreciation	$38,063

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
Securities sold short as of September 30, 2021 were as follows:

Company	Industry	Interest Rate	Maturity Date	Principal Amount	Value	Percentage of Net Assets
KIK Custom Products, Inc.	Household & Personal Products	7.00%	12/31/2027	$(1,000)	$(960)
CoreCivic, Inc.	Commercial & Professional Services	8.25%	4/15/2026	(275)	(281)
Hormel Foods Corp.	Food & Beverage	1.80%	6/11/2030	(390)	(384)
Tenet Healthcare Corporation	Healthcare Equipment & Services	6.25%	2/1/2027	(63)	(66)
CommScope, Inc.	Technology Hardware & Equipment	8.25%	3/1/2027	(250)	(262)
Total Corporate Bonds Sold Short (Cost $(1,998))					$(1,953)	(0.12)%

Forward currency contracts as of September 30, 2021 were as follows:

Description	Notional Amount to be Purchased	Notional Amount to be Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Forward currency contract	$(1,269)		€(1,309)	Goldman Sachs	October 7, 2021	$40	$—
Forward currency contract	$(10,795)	CAD	(10,773)	Goldman Sachs	October 19, 2021	—	(22)
Forward currency contract	$(989)	₤	(1,016)	Goldman Sachs	October 19, 2021	26	—
Forward currency contract	$(30)	₤	(31)	Goldman Sachs	October 19, 2021	1	—
Forward currency contract	$(9)	₤	(10)	Goldman Sachs	October 19, 2021	—	—
Forward currency contract	$(12,891)	₤	(13,111)	Goldman Sachs	October 22, 2021	220	—
Forward currency contract	$(11,706)	₤	(11,908)	Goldman Sachs	October 22, 2021	201	—
Forward currency contract	$(11,530)		€(11,790)	Goldman Sachs	October 22, 2021	260	—
Forward currency contract	$(11,515)		€(11,734)	Goldman Sachs	October 22, 2021	219	—
Forward currency contract	$(8,560)	₤	(8,813)	Goldman Sachs	October 22, 2021	253	—
Forward currency contract	$(6,964)		€(7,031)	Goldman Sachs	October 22, 2021	67	—
Forward currency contract	$(6,683)	SEK	(6,712)	Goldman Sachs	October 22, 2021	29	—
Forward currency contract	$(6,481)	CAD	(6,532)	Goldman Sachs	October 22, 2021	51	—
Forward currency contract	$(4,097)	NOK	(4,030)	Goldman Sachs	October 22, 2021	—	(67)
Forward currency contract	$(3,010)	DKK	(3,052)	Goldman Sachs	October 22, 2021	42	—
Forward currency contract	$(2,894)	₤	(2,982)	Goldman Sachs	October 22, 2021	88	—
Forward currency contract	$(2,288)		€(2,321)	Goldman Sachs	October 22, 2021	33	—
Forward currency contract	$(2,079)	SEK	(2,094)	Goldman Sachs	October 22, 2021	15	—
Forward currency contract	$(1,594)	₤	(1,636)	Goldman Sachs	October 22, 2021	42	—
Forward currency contract	$(1,564)	₤	(1,592)	Goldman Sachs	October 22, 2021	29	—
Forward currency contract	$(1,528)	₤	(1,573)	Goldman Sachs	October 22, 2021	44	—
Forward currency contract	$(1,146)		€(1,162)	Goldman Sachs	October 22, 2021	16	—
Forward currency contract	$(539)	₤	(556)	Goldman Sachs	October 22, 2021	17	—
Forward currency contract	$(538)		€(546)	Goldman Sachs	October 22, 2021	8	—
Forward currency contract	$(390)	SEK	(392)	Goldman Sachs	October 22, 2021	3	—
Forward currency contract	$(222)		€(226)	Goldman Sachs	October 22, 2021	4	—
Forward currency contract	$(218)	₤	(224)	Goldman Sachs	October 22, 2021	6	—
Forward currency contract	$(55)	CAD	(55)	Goldman Sachs	October 22, 2021	—	—
Forward currency contract	$120	CAD	120	Goldman Sachs	October 22, 2021	—	—
Forward currency contract	$(1,473)	SEK	(1,493)	Goldman Sachs	September 16, 2022	21	—
Total						$1,735	$(89)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
Purchased options outstanding as of September 30, 2021 were as follows:

Options on Equity Indices — Buy Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Put-SPDR S&P 500 ETF	$405	10/15/2021	The Options Clearing Corporation	$20,599	$314	$87
Put-New Fortress Energy, Inc.	25	10/15/2021	The Options Clearing Corporation	2,220	39	40
Put-iShares iBoxx High Yield Corporate Bond ETF	82	12/17/2021	The Options Clearing Corporation	6,999	38	34
Call-Antero Resources Corporation	21	11/19/2021	The Options Clearing Corporation	340	21	23
Call-Chicago Board Options Exchange-VIX US	30	10/20/2021	The Options Clearing Corporation	208	12	12
Total Purchased Options					$424	$196

Written options outstanding as of September 30, 2021 were as follows:

Options on Equity Indices — Sell Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$40	10/20/2021	The Options Clearing Corporation	$(208)	$(7)	$(5)
Put-iShares iBoxx High Yield Corporate Bond ETF	79	12/17/2021	The Options Clearing Corporation	(6,999)	(23)	(24)
Total Written Options					$(30)	$(29)

Swap Agreements outstanding as of September 30, 2021 were as follows:

Swap Agreements: Centrally Cleared or Exchange Traded

Credit Default Swaps on Credit Indices - Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
AXL CDS USD SR 5Y	Q	5.00%	June 20, 2025	ICE	$250	$(19)	$(2)	$(17)
CDX.NA.HY S35 5Y	Q	5.00%	December 20, 2025	ICE	5,873	(540)	(564)	24
KSS CDS USD SR 5Y	Q	1.00%	December 20, 2025	ICE	62	—	7	(7)
Total Swap Agreements - Buy Protection: Centrally Cleared or Exchange Traded						$(559)	$(559)	$—

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
Credit Default Swaps on Credit Indices - Sell Protection (4)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
TSLA CDS USD SR 5Y	Q	1.00%	June 20, 2026	ICE	$275	$(2)	$7	$(9)
Total Swap Agreements - Sell Protection: Centrally Cleared or Exchange Traded						$(2)	$7	$(9)

Swap Agreements: Over the Counter

Credit Default Swaps on Credit Indices - Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY S33 5Y Tranche 25-35	Q	5.00%	December 20, 2024	Goldman Sachs	$321	$(39)	$(38)	$(1)
CDX.NA.HY S35 5Y Tranche 15-25	Q	5.00%	December 20, 2025	Goldman Sachs	3,105	(249)	(209)	(40)
CMBX.NA.BBB- S9	M	3.00%	September 17, 2058	Goldman Sachs	1,030	79	246	(167)
JWN CDS USD SR 5Y	Q	1.00%	June 20, 2024	Goldman Sachs	210	1	12	(11)
Total Swap Agreements - Buy Protection: Over the Counter						$(208)	$11	$(219)

Credit Default Swaps on Credit Indices - Sell Protection (4)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Birch Grove CLO WH Bespoke	Q	5.00%	September 3, 2022	Goldman Sachs	$10,700	$—	$—	$—
Total Swap Agreements - Sell Protection: Over the Counter						$—	$—	$—

Total Swap Agreements						$(769)	$(541)	$(228)

____________________________________________________

(1)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
(4)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Abbreviations:
144A Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
CLO Collateralized Loan Obligation

Currencies:
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$ U.S. Dollars
AUD Australian Dollars
CAD Canadian Dollars
DKK Danish Krone
GBP British Pound
NOK Norwegian Krone
SEK Swedish Krone
USD U.S. Dollars

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments
September 30, 2021 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
1.     ORGANIZATION

CION Ares Diversified Credit Fund (the “Fund”) is a closed-end, diversified management investment company that is registered under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “Investment Company Act”). The Fund is structured as an interval fund and continuously offers its shares. The Fund was organized as a Delaware statutory trust on June 21, 2016.

The Fund’s investment objective is to provide superior risk-adjusted returns across various market cycles by investing in a diversified portfolio of liquid and illiquid asset classes. The Fund seeks to capitalize on market inefficiencies and relative value opportunities throughout the entire global credit spectrum.

The Fund is externally managed by CION Ares Management, LLC (the “Adviser”) pursuant to an investment advisory and management agreement. The Adviser was registered as an investment adviser with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940 (the “Advisers Act”) on January 4, 2017. The Adviser is a joint venture between affiliates of Ares Management Corporation (“Ares Management”), a publicly traded, leading global alternative investment manager, and CION Investment Group, LLC (“CION”) and is controlled by Ares Management. The Adviser oversees the management of the Fund's activities and is responsible for making investment decisions for the Fund's portfolio. Ares Operations LLC (“Ares Operations”), a subsidiary of Ares Management, provides certain administrative and other services necessary for the Fund to operate.

2.     SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated schedule of investments have been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”), and include the accounts of the Fund and its consolidated subsidiaries. The Fund is an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The consolidated financial statements reflect all adjustments and reclassifications, that, in the opinion of management, are necessary for the fair presentation of the results of operations and financial condition as of and for the periods presented. All significant intercompany balances and transactions have been eliminated.

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions. Cash and cash equivalents are carried at cost, which approximates fair value.

Concentration of Credit Risk

The Fund places its cash and cash equivalents with financial institutions and, at times, cash held in money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains or losses are measured by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment using the specific identification method without regard to unrealized gains or losses previously recognized, and include investments charged off during the period, net of recoveries. Unrealized gains or losses primarily reflect the change in investment values, including the reversal of previously recorded unrealized gains or losses when gains or losses are realized.

Investments for which market quotations are readily available are typically valued at such market quotations. In order to validate market quotations, the Fund looks at a number of factors to determine if the quotations are representative of fair value, including the source and nature of the quotations. Debt and equity securities that are not publicly traded or whose

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2021 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
market prices are not readily available are valued at fair value as determined in good faith by the Board in accordance with the Fund's valuation policy (the “Valuation Policy”). The Valuation Policy is reviewed and approved at least annually by the Board. The Adviser has been authorized by the Board to utilize independent third-party pricing and valuation services to assist in the valuation of each portfolio investment without a readily available market quotation in accordance with the Valuation Policy and a consistently applied valuation process.

As part of the valuation process for investments that do not have readily available market prices, the Adviser may take into account the following types of factors, if relevant, in determining the fair value of the Fund's investments: the enterprise value of a portfolio company (the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time), the nature and realizable value of any collateral, the portfolio company's ability to make payments and its earnings and discounted cash flow, the markets in which the portfolio company does business, a comparison of the portfolio company's securities to any similar publicly traded securities, changes in the interest rate environment and the credit markets, which may affect the price at which similar investments would trade in their principal markets and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent sale occurs, the Adviser considers the pricing indicated by the external event to corroborate its valuation.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of the Fund's investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, the Fund could realize significantly less than the value at which the Fund has recorded it. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned. All investments in securities are recorded at their fair value. See Note 3 for more information on the Fund's valuation process.

Interest Income Recognition

Interest income is recorded on an accrual basis and includes the accretion of discounts, amortization of premiums and payment-in-kind (“PIK”) interest. Discounts from and premiums to par value on investments purchased are accreted/amortized into interest income over the life of the respective security using the effective yield method. To the extent loans contain PIK provisions, PIK interest, computed at the contractual rate specified in each applicable agreement, is accrued and recorded as interest income and added to the principal balance of the loan. PIK interest income added to the principal balance is generally collected upon repayment of the outstanding principal. The amortized cost of investments represents the original cost adjusted for any accretion of discounts, amortization of premiums and PIK interest.

Loans are generally placed on non-accrual status when principal or interest payments are past due 30 days or more or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon the Fund’s judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest are paid or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in the Fund's judgment, are likely to remain current. The Fund may make exceptions to this policy if the loan has sufficient collateral value (i.e., typically measured as enterprise value of the portfolio company) or is in the process of collection.

Collateralized loan obligation (“CLO”) equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flows, as required by ASC Topic 325-40, Beneficial Interest in Securitized Financial Assets.

Dividend Income Recognition

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2021 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
Dividend income on preferred equity securities is recorded on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity securities is recorded on the record date for private portfolio companies or on the ex-dividend date for publicly traded portfolio companies. To the extent preferred equity securities contain PIK provisions, PIK dividends, computed at the contractual rate specified in each applicable agreement, are accrued and recorded as dividend income and added to the principal balance of the preferred equity security. PIK dividends added to the principal balance are generally collected upon redemption of the equity security.

Foreign Currency Transactions and Forward Currency Contracts

The Fund’s books and records are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, other assets and liabilities at the exchange rates prevailing at the end of the period; and (ii) purchases and sales of investment securities, income and expense at the exchange rates prevailing on the respective dates of such transactions, income or expenses.

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments in the consolidated statement of operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Fund may enter into forward currency contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency contracts are obtained from an independent pricing source.

Derivative Instruments

The Fund values its derivatives at fair value with the unrealized gains or losses recorded in “net realized and unrealized gains (losses) on investments, from forward currency and derivative contracts” in the consolidated statement of operations.

Commitments and Contingencies

In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2021 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
the risk of material loss to be remote.

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the consolidated financial statements and reflected as an adjustment to the fair value of the related security in the Consolidated Schedule of Investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates and such differences may be material.

3.     FAIR VALUE OF FINANCIAL INSTRUMENTS

    The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures ("ASC 820-10"), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

•Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

    In addition to using the above inputs in investment valuations, the Fund continues to employ a Valuation Policy that is approved by the Board that is consistent with the provisions of ASC 820-10 (See Note 2 for more information). Consistent with the Fund's Valuation Policy, it evaluates the source of inputs, including any markets in which the Fund's investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. The Fund's Valuation Policy considers the fact that because there may not be a readily available market value for the investments in the Fund's portfolio, therefore, the fair value of the investments may be determined using unobservable inputs.

The assets and liabilities classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Adviser is responsible for all inputs and assumptions related to the pricing of securities. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Adviser obtains, reviews, and tests information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2021 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

The investments classified as Level 3 (other than as described below in the following paragraph) are typically valued using two different valuation techniques. The first valuation technique is an analysis of the enterprise value (“EV”) of the portfolio company. Enterprise value means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company's EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Fund may also employ other valuation multiples to determine EV, such as revenues. The Fund may also use industry specific valuation analyses to determine enterprise value, such as capitalization rate analysis used in the real estate industry. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate enterprise value. The second valuation technique is a yield analysis, which is typically performed for non-credit impaired debt investments in portfolio companies where the Fund does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Fund considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the company and the specific investment. A key determinant of risk, among other things, is the leverage through the investment relative to the enterprise value of the portfolio company. As debt investments held by the Fund are substantially illiquid with no active transaction market, the Fund depends on primary market data, including newly funded transactions, as well as secondary market data with respect to high yield debt instruments and syndicated loans, as inputs in determining the appropriate market yield, as applicable.

The fair value of CLOs is estimated based on various valuation models from third-party pricing services. The provided prices are checked using internally developed models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Private asset-backed securities classified as Level 3 are typically valued using two different valuation techniques. The first valuation technique is an analysis of the forecasted cash flows of the security. The forecasted cash flows take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, and the characteristics and condition of the underlying collateral. For equity securities, the projected cash flows are present valued using a market discount rate to determine the fair value. For debt securities, the analysis is used to determine if the borrower has the ability to repay its obligations. If it is determined that the borrower does have the ability to repay its obligations, the second valuation technique that is utilized is a yield analysis. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Fund considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the borrower and the specific investment. As the debt investments are substantially illiquid with no active transaction market, the Fund depends on primary market data, including newly funded transactions, as inputs in determining the appropriate market yield, as applicable.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2021 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
    The following is a summary of the inputs used as of September 30, 2021, in valuing the Fund’s investments carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Senior Loans	$—	$584,927	$1,074,056	$1,658,983
Subordinated Loans	—	37	29,911	29,948
Corporate Bonds	—	150,901	1,968	152,869
Collateralized Loan Obligations	—	—	173,155	173,155
Common Stocks	2,343	—	8,930	11,273
Preferred Stocks	—	—	72,923	72,923
Private Asset-Backed Debt	—	—	17,081	17,081
Real Estate Debt	—	—	5,105	5,105
Warrants	—	—	2,960	2,960
Total Investments	$2,343	$735,865	$1,386,089	$2,124,297
Derivative assets:
Forward Currency Contracts	$—	$1,735	$—	$1,735
Purchased Equity Options	195	—	—	195
Credit Default Swaps	—	80	—	80
Derivative liabilities:
Corporate Bonds Sold Short	$—	$(1,952)	$—	$(1,952)
Forward Currency Contracts	—	(89)	—	(89)
Written Equity Options	(29)	—	—	(29)
Credit Default Swaps	—	(849)	—	(849)

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2021 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
    The following is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended September 30, 2021:

	Senior Loans	Subordinated Loans	Corporate Bonds	Collateralized Loan Obligations	Common Stocks	Preferred Stocks	Private Asset Backed Debt	Real Estate Debt	Warrants	Total
Balance as of December 31, 2020	$600,554	$10,693	$2,811	$168,707	$2,624	$926	$9,067	$5,999	$558	$801,939
Purchases	602,431	20,944	9,220	36,762	5,203	68,674	15,300	387	2,854	761,775
Sales and principal redemptions	(129,592)	(2,271)	(5,334)	(35,659)	(94)	(299)	(11,018)	(1,221)	—	(185,488)
Net realized and unrealized gains (losses)	6,178	520	173	3,303	1,197	3,622	(870)	(72)	(452)	13,599
Accrued discounts (premiums)	1,923	25	27	42	—	—	12	12	—	2,041
Transfers in to Level 3(a)	5,307	—	—	—	—	—	4,590	—	—	9,897
Transfers out of Level 3(a)	(12,745)	—	(4,929)	—	—	—	—	—	—	(17,674)
Balance as of September 30, 2021	$1,074,056	$29,911	$1,968	$173,155	$8,930	$72,923	$17,081	$5,105	$2,960	$1,386,089
Net change in unrealized gains (losses) from investments held at September 30, 2021	$6,674	$489	$20	$3,360	$1,208	$3,476	$(807)	$(94)	$93	$14,419
 ________________________________________

(a)Investments were transferred into and out of Level 3 during the nine months ended September 30, 2021. Transfers between Levels 2 and 3 were as a result of changes in the observability of significant inputs or available market data for certain portfolio companies.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2021 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
    The following table summarizes the quantitative inputs and assumptions used for investments in securities at fair value categorized as Level 3 in the fair value hierarchy as of September 30, 2021.

	Fair Value	Primary Valuation Techniques	Inputs	Estimated Range	Weighted Average(a)
Assets Investment in securities
Senior Loans	$1,037,525	Yield Analysis	Market Yield	3.0% - 54.7%	7.4%
Senior Loans	20,003	Broker Quotes	N/A	N/A	N/A
Senior Loans	16,528	Other	Recent Transaction Price	$98 - $100	$99
Subordinated Loans	29,911	Yield Analysis	Market Yield	8.9% - 19.6%	10.4%
Corporate Bonds	1,968	Yield Analysis	Market Yield	10.9%	10.9%
Collateralized Loan Obligations	168,086	Broker Quotes	N/A	N/A	N/A
Collateralized Loan Obligations	5,069	Other	Recent Transaction Price	$89 - $99	$97
Common Stocks	8,930	EV Market Multiple Analysis	EBITDA Multiple	2.6x - 26.8x	12.7x
Preferred Stocks	69,102	EV Market Multiple Analysis	EBITDA Multiple	1.3x - 35.0x	17.6x
Preferred Stocks	3,821	Other	Recent Transaction Price	$1,045	$1,045
Private Asset-Backed Debt	10,719	Other	Recent Transaction Price	$98 - $100	$99
Private Asset-Backed Debt	6,362	Income (Other)	Constant Default Rate, Constant Prepayment Rate, Recovery Rate	7.4% - 44.2% 0.0% - 20.0% 0.0% - 60.0%	7.4% - 44.2% 0.0% - 20.0% 0.0% - 60.0%
Real Estate Debt	5,105	Yield Analysis	Market Yield	14.0% - 20.0%	16.3%
Warrants	2,960	EV Market Multiple Analysis	EBITDA Multiple	1.3x - 11.0x	9.5x
Total Level 3 Investments	$1,386,089
 ________________________________________

(a)Weighted averages are calculated based on fair value of investments.

Changes in market yields, discount rates or EBITDA multiples, each in isolation, may change the fair value of certain of the Fund’s investments. Generally, an increase in market yields or discount rates or decrease in EBITDA multiples may result in a decrease in the fair value of certain of the Fund’s investments.

    Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the investments may fluctuate from period to period. Additionally, the fair value of the investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

    In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.